Pioneer Strategic
Income Fund

Schedule of Investments | June 30, 2019

Ticker Symbols: Class A PSRAX Class C PSRCX Class K STRKX Class R STIRX Class Y STRYX

Schedule of Investments | 6/30/19 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 99.6%
		COMMON STOCKS - 0.0%† of Net Assets
		Household Durables - 0.0%†
	1,018,282(a)	Desarrolladora Homex SAB de CV	$4,405
		Total Household Durables	$4,405
		Oil, Gas & Consumable Fuels - 0.0%†
	1,880,020	ANR, Inc.	$23,500
	9,565,478^(a)	Ascent CNR Corp.	1,434,822
	39,368	Frontera Energy Corp.	393,680
		Total Oil, Gas & Consumable Fuels	$1,852,002
		Paper & Forest Products - 0.0%†
	162,828	Emerald Plantation Holdings, Ltd.	$9,770
		Total Paper & Forest Products	$9,770
		Specialty Retail - 0.0%†
	111,548^(a)	Targus Cayman SubCo., Ltd.	$232,020
		Total Specialty Retail	$232,020
		TOTAL COMMON STOCKS
		(Cost $4,701,309)	$2,098,197
		CONVERTIBLE PREFERRED STOCKS - 1.2% of Net Assets
		Banks - 1.2%
	17,589(b)	Bank of America Corp., 7.25%	$24,132,108
	22,717(b)	Wells Fargo & Co., 7.5%	30,990,531
		Total Banks	$55,122,639
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $49,076,589)	$55,122,639
		PREFERRED STOCK - 0.1% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 0.1%
	3,250(b)	Firstar Realty LLC, 8.875% (144A)	$3,713,125
		Total Equity Real Estate Investment Trusts (REITs)	$3,713,125
		TOTAL PREFERRED STOCK
		(Cost $4,200,625)	$3,713,125
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 11.4% of Net Assets
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$616,263
	500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	626,116
	1,748,317	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	1,793,153
	2,063,379	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	2,141,468
	3,998,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	4,034,144
	575,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	589,617
	1,300,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class D, 3.99%, 12/11/23 (144A)	1,340,233
	545,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class E, 5.36%, 3/10/25 (144A)	570,408
	300,000	Avid Automobile Receivables Trust, Series 2018-1, Class C, 5.13%, 2/18/25 (144A)	302,154
	749,930	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class D, 4.67%, 3/20/22 (144A)	754,612
	750,000	AXIS Equipment Finance Receivables IV LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)	765,911
	899,999	AXIS Equipment Finance Receivables IV LLC, Series 2018-1A, Class F, 7.3%, 5/20/26 (144A)	914,319
	1,513,000	AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)	1,567,310
	500,000	BCC Funding XIII LLC, Series 2016-1, Class E, 6.0%, 11/20/22 (144A)	508,937
	1,550,000	BCC Funding XIV LLC, Series 2018-1A, Class D, 4.61%, 8/21/23 (144A)	1,592,442
	7,178,317	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/30 (144A)	7,223,141
	1,400,000	CIG Auto Receivables Trust, Series 2017-1A, Class C, 5.33%, 12/16/24 (144A)	1,411,822
	833,211	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	830,697
	1,133,734	Conn's Receivables Funding LLC, Series 2017-B, Class B, 4.52%, 4/15/21 (144A)	1,136,270
	1,042,384	Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	1,049,894
	8,500,000	Conn's Receivables Funding LLC, Series 2019-A, Class B, 4.36%, 10/16/23 (144A)	8,549,855
	4,750,000	Conn's Receivables Funding LLC, Series 2019-A, Class C, 5.29%, 10/16/23 (144A)	4,775,647
	308,201(c)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.637% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	309,449
	143,708	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	143,754
	506,532	Elm Trust, Series 2016-1A, Class A2, 4.163%, 6/20/25 (144A)	508,589
	500,000	Elm Trust, Series 2018-2A, Class B, 5.584%, 10/20/27 (144A)	504,555
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	2,000,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	$1,991,476
	600,000	Engs Commercial Finance Trust, Series 2018-1A, Class D, 4.69%, 6/22/23 (144A)	615,431
	6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	6,000,000
	1,895,000(d)	Finance of America Structured Securities Trust, Series 2018-HB1, Class M4, 5.234%, 9/25/28 (144A)	1,890,262
	9,279,428	Finance of America Structured Securities Trust, Series 2019-A, Class JR2, 0.0%, 3/25/69	9,663,791
	1,150,000(d)	Finance of America Structured Securities Trust, Series 2019-HB1, Class M4, 5.682%, 4/25/29 (144A)	1,157,568
	5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	5,536,094
	450,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.56%, 1/16/24 (144A)	468,301
	1,000,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class F, 6.48%, 6/15/26 (144A)	1,037,646
	1,700,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class E, 4.3%, 9/15/25 (144A)	1,705,487
	110,197(e)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	110,266
	454,445(d)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	453,282
	5,180,850	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	5,481,961
	3,500,000(c)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.912% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	3,504,822
	2,000,000	Hertz Fleet Lease Funding LP, Series 2018-1, Class E, 5.55%, 5/10/32 (144A)	2,023,825
	12,489,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	12,498,742
	4,172,906	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	3,101,138
	1,008,889	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	1,043,536
	6,450,000	Kabbage Funding LLC, Series 2019-1, Class C, 4.611%, 3/15/24 (144A)	6,547,494
	1,250,000	Marlette Funding Trust, Series 2019-1A, Class C, 4.42%, 4/16/29 (144A)	1,279,990
	7,246,000(d)	Mill City Mortgage Loan Trust, Series 2016-1, Class B2, 4.015%, 4/25/57 (144A)	7,395,379
	16,522,132(d)	Mill City Mortgage Loan Trust, Series 2017-3, Class M3, 3.25%, 1/25/61 (144A)	16,338,895
	12,892,530(d)	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)	13,311,748
	8,922,371(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M2, 3.25%, 8/25/58 (144A)	8,668,563
	7,399,551(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M3, 3.25%, 8/25/58 (144A)	6,864,052
	21,925,000(d)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	22,224,684
	1,750,000(d)	Nationstar HECM Loan Trust, Series 2018-1A, Class M5, 6.0%, 2/25/28 (144A)	1,735,619
	5,829,000(d)	Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.804%, 6/25/29 (144A)	5,828,995
	1,073,368(c)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 5.404% (1 Month USD LIBOR + 300 bps), 2/15/43 (144A)	1,079,379
	3,888,860	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	3,946,954
	806,829	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	813,895
	4,000,000	Progress Residential Trust, Series 2015-SFR2, Class F, 5.069%, 6/12/32 (144A)	3,997,276
	3,000,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	3,078,371
	3,430,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	3,555,434
	4,770,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	4,978,731
	2,500,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	2,506,393
	1,500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	1,500,000
	2,250,000	SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/27 (144A)	2,368,057
	10,000,000	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)	10,211,313
	7,127,003	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/36 (144A)	7,240,457
	4,063,911	Spirit Master Funding LLC, Series 2014-4A, Class A2, 4.629%, 1/20/45 (144A)	4,353,318
	12,000,000	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)	12,137,642
	2,937,500	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	2,991,272
	986,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class E, 5.48%, 10/15/26 (144A)	1,009,579
	10,650,000(d)	Towd Point Mortgage Trust, Series 2015-4, Class A2, 3.75%, 4/25/55 (144A)	10,966,778
	6,900,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	7,082,716
	5,320,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M2, 3.75%, 4/25/55 (144A)	5,530,564
	13,350,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 4.016%, 10/25/56 (144A)	13,371,877
	11,637,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75%, 4/25/57 (144A)	11,958,166
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	8,850,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.75%, 7/25/57 (144A)	$9,038,860
	19,990,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.0%, 6/25/57 (144A)	19,878,668
	19,400,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	19,259,957
	20,235,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	20,138,289
	12,400,000(d)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	12,525,099
	20,775,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class A2, 3.875%, 5/25/58 (144A)	21,709,875
	8,628,749(d)	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.0%, 6/25/58 (144A)	8,759,075
	11,350,000(d)	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.0%, 6/25/58 (144A)	11,065,678
	19,425,000(d)	Towd Point Mortgage Trust, Series 2018-5, Class A1B, 3.25%, 7/25/58 (144A)	19,503,001
	2,300,000(d)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A2, 4.25%, 10/25/58 (144A)	2,341,627
	11,800,000(d)	Towd Point Mortgage Trust, Series 2019-1, Class A2, 3.75%, 3/25/58 (144A)	11,925,485
	22,250,000(d)	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.75%, 12/25/58 (144A)	22,340,509
	6,395,000(d)	Towd Point Mortgage Trust, Series 2019-3, Class A2, 4.0%, 2/25/59 (144A)	6,750,391
	2,400,000(c)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 4.094% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	2,408,904
	1,500,000	Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/17/36 (144A)	1,529,624
	2,580,000	Tricon American Homes Trust, Series 2017-SFR2, Class E, 4.216%, 1/17/36 (144A)	2,667,793
	2,400,000	United Auto Credit Securitization Trust, Series 2018-2, Class F, 6.82%, 6/10/25 (144A)	2,467,669
	4,250,000	United Auto Credit Securitization Trust, Series 2019-1, Class F, 6.05%, 1/12/26 (144A)	4,287,534
	2,017,438	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	2,018,025
	703,272	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	707,002
	6,321,874	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	6,384,038
	3,850,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	3,963,845
	3,100,000	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	3,113,199
	3,500,000	WRG Debt Funding II LLC, Series 2017-1, Class B, 5.926%, 3/15/26 (144A)	3,540,195
		TOTAL ASSET BACKED SECURITIES
		(Cost $512,058,305)	$526,042,321
		COLLATERALIZED MORTGAGE OBLIGATIONS - 25.3% of Net Assets
	5,842,391(d)	Agate Bay Mortgage Trust, Series 2015-1, Class A13, 3.5%, 1/25/45 (144A)	$5,874,069
	2,500,000	American Homes 4 Rent Trust, Series 2014-SFR2, Class D, 5.149%, 10/17/36 (144A)	2,707,812
	5,000,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class C, 4.596%, 12/17/36 (144A)	5,358,839
	4,100,000	American Homes 4 Rent Trust, Series 2014-SFR3, Class D, 5.04%, 12/17/36 (144A)	4,427,590
	2,950,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	3,088,803
	4,629,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.4%, 11/25/48 (144A)	4,821,202
	4,460,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class B1, 5.016%, 3/25/49 (144A)	4,598,600
	1,054,000(d)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,080,723
	3,500,000	Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A4, 3.574%, 2/15/50	3,715,538
	5,000,000(d)	BANK, Series 2017-BNK8, Class B, 4.065%, 11/15/50	5,281,611
	10,296,198(e)(f)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	1
	7,050,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	7,385,507
	4,670,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	4,867,244
	2,950,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B2, 4.5%, 6/28/57 (144A)	3,168,959
	2,843,476(d)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.0%, 6/28/54 (144A)	2,930,718
	4,400,000(d)	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class B1, 4.25%, 11/28/53 (144A)	4,630,326
	2,120,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class B1, 6.404% (1 Month USD LIBOR + 400 bps), 3/25/29 (144A)	2,130,034
	3,550,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 5.104% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,554,465
	3,910,000(c)	Bellemeade Re, Ltd., Series 2019-2A, Class B1, 6.504% (1 Month USD LIBOR + 410 bps), 4/25/29 (144A)	3,960,437
	5,350,000(c)	Bellemeade Re, Ltd., Series 2019-2A, Class M2, 5.504% (1 Month USD LIBOR + 310 bps), 4/25/29 (144A)	5,387,782
	4,500,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	4,929,035
	4,700,000	Benchmark Mortgage Trust, Series 2018-B6, Class A3, 3.995%, 10/10/51	5,172,048
	5,000,000(c)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.94% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	5,003,155
	4,000,000	Caesars Palace Las Vegas Trust, Series 2017-VICI, Class C, 4.138%, 10/15/34 (144A)	4,177,032
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	2,850,000	Cascade Funding Mortgage Trust, Series 2019-RM3, 4.0%, 6/25/69 (144A)	$2,734,196
	4,100,000(d)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.671%, 4/10/29 (144A)	4,159,097
	3,810,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	4,195,762
	4,250,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,481,095
	2,500,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class D, 6.099%, 2/15/33 (144A)	2,679,619
	4,216,230(d)	Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A3, 4.0%, 4/25/49 (144A)	4,312,023
	2,810,820(d)	Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.0%, 4/25/49 (144A)	2,849,389
	9,650,000(c)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 4.75% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	9,650,000
	6,720,000(d)	CIM Trust, Series 2017-7, Class M2, 4.0%, 4/25/57 (144A)	7,083,994
	4,181,115	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.137%, 2/10/48	4,327,350
	3,500,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	3,770,921
	2,139,532(d)	Citigroup Mortgage Loan Trust, Series 2013-J1, Class B4, 3.537%, 10/25/43 (144A)	2,143,832
	6,700,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M1, 3.25%, 3/25/61 (144A)	6,241,469
	7,600,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M2, 3.25%, 3/25/61 (144A)	6,958,750
	7,000,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	6,477,187
	10,493,154(d)	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.5%, 1/25/66 (144A)	10,815,125
	1,367,562	Colony American Finance, Ltd., Series 2015-1, Class A, 2.896%, 10/15/47 (144A)	1,365,418
	4,000,000(e)	Colony American Finance, Ltd., Series 2016-1, Class D, 5.972%, 6/15/48 (144A)	4,133,584
	2,000,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	2,062,259
	5,476,128	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	5,537,320
	3,421,622	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	3,441,085
	2,531,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.286%, 8/10/50 (144A)	2,682,301
	5,000,000	COMM Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/46	5,097,825
	1,750,000(d)	COMM Mortgage Trust, Series 2014-CR16, Class C, 5.093%, 4/10/47	1,866,405
	6,745,671	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	7,084,287
	4,000,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	4,156,088
	9,500,000(d)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.807%, 5/10/48 (144A)	9,509,923
	2,484,000(d)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	2,282,611
	1,000,000(d)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.695%, 8/10/48	1,069,442
	5,227,225(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	5,417,122
	4,225,000(d)	COMM Mortgage Trust, Series 2015-PC1, Class B, 4.588%, 7/10/50	4,482,854
	2,396,733	Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	2,499,281
	13,120,000(c)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.854% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	13,277,743
	6,600,000(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 6.554% (1 Month USD LIBOR + 415 bps), 8/25/31 (144A)	6,893,709
	1,800,000(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.704% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	1,815,504
	4,240,000(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1, 6.504% (1 Month USD LIBOR + 410 bps), 9/25/31 (144A)	4,413,970
	4,070,000(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 4.554% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	4,092,428
	7,000,000(c)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 4.544% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	7,024,107
	4,083,017(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.436%, 4/15/50	4,234,798
	6,000,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class B, 4.484%, 11/15/48	6,373,520
	5,150,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.734%, 11/15/48	4,986,686
	3,000,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	3,075,067
	1,239,012(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.5%, 6/25/33	792,684
	3,269,994(d)	CSMC Trust, Series 2013-6, Class B4, 3.323%, 8/25/43 (144A)	3,253,830
	2,864,527(d)	CSMC Trust, Series 2013-7, Class B4, 3.576%, 8/25/43 (144A)	2,859,561
	2,332,020(d)	CSMC Trust, Series 2013-IVR1, Class B4, 3.47%, 3/25/43 (144A)	2,308,585
	1,984,522(d)	CSMC Trust, Series 2013-IVR3, Class B1, 3.451%, 5/25/43 (144A)	2,031,392
	2,676,551(d)	CSMC Trust, Series 2013-IVR4, Class B4, 3.485%, 7/25/43 (144A)	2,693,274
	1,627,308(d)	CSMC Trust, Series 2013-TH1, Class B4, 3.63%, 2/25/43 (144A)	1,621,908
	2,575,513(d)	CSMC Trust, Series 2014-IVR2, Class B4, 3.758%, 4/25/44 (144A)	2,550,089
	4,003,670(d)	CSMC Trust, Series 2014-OAK1, Class B4, 3.736%, 11/25/44 (144A)	4,063,146
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	813,151(d)	CSMC Trust, Series 2015-1, Class B4, 3.942%, 1/25/45 (144A)	$786,978
	3,868,367(d)	CSMC Trust, Series 2015-2, Class B4, 3.934%, 2/25/45 (144A)	4,000,549
	2,029,491(d)	CSMC Trust, Series 2015-3, Class B4, 3.935%, 3/25/45 (144A)	2,082,951
	18,395,827(d)	CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/58 (144A)	18,947,253
	2,766,730(d)	CSMLT Trust, Series 2015-1, Class B4, 3.885%, 5/25/45 (144A)	2,778,069
	2,530,970(d)	CSMLT Trust, Series 2015-2, Class B4, 3.904%, 8/25/45 (144A)	2,395,296
	4,106,000	DBGS Mortgage Trust, Series 2018-C1, Class 7EB, 5.237%, 9/15/31 (144A)	4,249,710
	1,044,706(d)	Deephaven Residential Mortgage Trust, Series 2018-1A, Class A2, 3.027%, 12/25/57 (144A)	1,046,004
	11,200,000(c)	Eagle Re, Ltd., Series 2019-1, Class B1, 6.904% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	11,199,966
	8,603,038(d)	EverBank Mortgage Loan Trust, Series 2013-1, Class A2, 2.5%, 3/25/43 (144A)	8,372,021
	9,122,984(c)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 3.124% (1 Month USD LIBOR + 72 bps), 1/25/31	9,126,170
	3,580,000(c)	Fannie Mae Connecticut Avenue Securities, Series 2019-R04, Class 2B1, 7.654% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)	3,640,018
	20,108,006(c)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 3.636% (1 Month USD LIBOR + 603 bps), 7/15/42	3,718,047
	11,315,972(c)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 4.156% (1 Month USD LIBOR + 655 bps), 8/15/42	2,488,414
	954,831	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	989,637
	10,111,344(c)(f)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 4.146% (1 Month USD LIBOR + 655 bps), 8/25/41	1,434,609
	9,736,398	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 2.0%, 12/26/68	10,147,152
	11,500,000	Finance of America Structured Securities Trust, Series 2019-JR2, 0.0%, 6/25/26	11,717,422
	1,899,321(d)	FirstKey Mortgage Trust, Series 2014-1, Class B4, 4.008%, 11/25/44 (144A)	1,986,378
	7,381,896(d)	Flagstar Mortgage Trust, Series 2017-2, Class A13, 3.5%, 10/25/47 (144A)	7,460,088
	12,161,124(d)	Flagstar Mortgage Trust, Series 2018-1, Class A13, 3.5%, 3/25/48 (144A)	12,250,983
	18,799,163(d)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	18,826,572
	5,597,685(d)	Flagstar Mortgage Trust, Series 2018-3INV, Class B2, 4.516%, 5/25/48 (144A)	6,036,917
	6,800,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.704% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	6,829,644
	8,080,000(c)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class B2, 12.904% (1 Month USD LIBOR + 1,050 bps), 3/25/49 (144A)	9,214,802
	3,000,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B1, 6.804% (1 Month USD LIBOR + 440 bps), 2/25/49 (144A)	3,131,021
	6,700,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 14.654% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	7,785,099
	7,640,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.754% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	7,709,998
	3,740,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B1, 6.504% (1 Month USD LIBOR + 410 bps), 4/25/49 (144A)	3,842,323
	2,880,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 13.654% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	3,200,343
	3,350,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 4.454% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	3,365,612
	5,510,000(c)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 6.461% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	5,558,581
	2,799,473(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 3.704% (1 Month USD LIBOR + 130 bps), 3/25/29	2,807,057
	2,500,000(d)	Freddie Mac Whole Loan Securities Trust, Series 2016-SC02, Class M2, 3.607%, 10/25/46	2,333,806
	3,100,000(d)	Freddie Mac Whole Loan Securities Trust, Series 2017-SC01, Class M2, 3.597%, 12/25/46 (144A)	3,100,000
	4,160,000(d)	FREMF Mortgage Trust, Series 2010-K9, Class B, 5.375%, 9/25/45 (144A)	4,268,542
	4,536,000(d)	FREMF Mortgage Trust, Series 2015-K45, Class C, 3.713%, 4/25/48 (144A)	4,551,949
	2,000,000(d)	FREMF Mortgage Trust, Series 2016-K52, Class B, 4.058%, 1/25/49 (144A)	2,091,745
	2,340,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	2,451,397
	10,000,000	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	9,461,039
	2,988,369(c)	FRESB Mortgage Trust, Series 2017-SB43, Class A5H, 2.79% (1 Month USD LIBOR + 274 bps), 10/25/37	3,040,101
	177,684	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	34,488
	688,361	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)	569,933
	3,368,074	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	3,665,264
	2,344,322	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	2,365,278
	7,000,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	7,326,822
	8,000,000	GS Mortgage Securities Trust, Series 2016-GS2, Class A3, 2.791%, 5/10/49	8,116,238
	1,800,000(d)	GS Mortgage Securities Trust, Series 2016-GS4, Class D, 3.233%, 11/10/49 (144A)	1,641,891
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	3,073,214	GS Mortgage-Backed Securities Corp. Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57 (144A)	$3,174,888
	6,445,685(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class A6, 4.0%, 8/25/49 (144A)	6,581,096
	4,551,503(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B2, 4.329%, 8/25/49 (144A)	4,813,569
	2,500,000(c)	Home Partners of America Trust, Series 2016-2, Class E, 6.174% (1 Month USD LIBOR + 378 bps), 10/17/33 (144A)	2,502,271
	1,700,000(c)	Home Partners of America Trust, Series 2017-1, Class E, 5.044% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)	1,702,442
	1,838,154(c)	Home Partners of America Trust, Series 2018-1, Class A, 3.294% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	1,829,021
	2,956,046	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.171%, 8/15/46	3,047,219
	6,085,146(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	6,280,023
	3,750,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.894%, 1/15/49	3,987,168
	4,750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	5,069,260
	3,395,551(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.744%, 1/25/44 (144A)	3,483,773
	1,619,617(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B5, 3.744%, 1/25/44 (144A)	1,607,437
	1,567,616(d)	JP Morgan Mortgage Trust, Series 2014-2, Class B3, 3.405%, 6/25/29 (144A)	1,576,016
	1,215,000(d)	JP Morgan Mortgage Trust, Series 2014-2, Class B4, 3.405%, 6/25/29 (144A)	1,137,544
	1,840,338(d)	JP Morgan Mortgage Trust, Series 2014-5, Class B3, 2.984%, 10/25/29 (144A)	1,819,832
	11,583,571(d)	JP Morgan Mortgage Trust, Series 2015-4, Class AM, 3.0%, 6/25/45 (144A)	11,566,965
	3,522,520(d)	JP Morgan Mortgage Trust, Series 2015-4, Class B4, 3.624%, 6/25/45 (144A)	3,374,750
	3,662,354(d)	JP Morgan Mortgage Trust, Series 2016-3, Class AM, 3.377%, 10/25/46 (144A)	3,721,797
	2,360,645(d)	JP Morgan Mortgage Trust, Series 2016-4, Class B3, 3.898%, 10/25/46 (144A)	2,425,196
	3,270,000(d)	JP Morgan Mortgage Trust, Series 2017-1, Class A6, 3.5%, 1/25/47 (144A)	3,323,801
	9,214,078(d)	JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.5%, 1/25/47 (144A)	9,311,348
	11,479,563(d)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	11,602,321
	5,193,593(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	5,229,948
	14,771,142(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A13, 3.5%, 11/25/48 (144A)	14,906,868
	3,931,594(d)	JP Morgan Mortgage Trust, Series 2017-5, Class A2, 3.182%, 10/26/48 (144A)	3,922,179
	4,432,706(d)	JP Morgan Mortgage Trust, Series 2018-1, Class A13, 3.5%, 6/25/48 (144A)	4,456,021
	3,908,994(d)	JP Morgan Mortgage Trust, Series 2018-3, Class A13, 3.5%, 9/25/48 (144A)	3,930,955
	5,627,481(d)	JP Morgan Mortgage Trust, Series 2018-4, Class A13, 3.5%, 10/25/48 (144A)	5,662,077
	2,093,735(d)	JP Morgan Mortgage Trust, Series 2018-6, Class 2A3, 3.0%, 12/25/48 (144A)	2,077,527
	12,700,158(d)	JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)	13,043,952
	4,660,408(d)	JP Morgan Mortgage Trust, Series 2019-3, Class A15, 4.0%, 9/25/49 (144A)	4,739,961
	8,850,000(d)	JP Morgan Mortgage Trust, Series 2019-5, Class A3, 4.0%, 11/25/49 (144A)	9,054,917
	3,500,000(d)	JP Morgan Mortgage Trust, Series 2019-5, Class A15, 4.0%, 11/25/49 (144A)	3,561,341
	16,850,000(d)	JP Morgan Mortgage Trust, Series 2019-INV1, Class A3, 4.0%, 10/25/49 (144A)	17,239,936
	7,155,701(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	7,295,380
	7,707,056(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.0%, 6/25/49 (144A)	7,903,926
	2,115,281(d)	JP Morgan Trust, Series 2015-3, Class B4, 3.671%, 5/25/45 (144A)	1,977,788
	4,250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.421%, 6/15/51	4,675,928
	3,100,000(c)	KNDL Mortgage Trust, Series 2019-KNSQ, Class F, 4.394% (1 Month USD LIBOR + 200 bps), 5/15/36 (144A)	3,099,952
	1,584,538	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,634,055
	2,775,248	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	2,705,866
	657,079(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	658,722
	12,710,539(d)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A9, 3.5%, 5/25/48 (144A)	12,974,104
	7,840,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M1, 3.25%, 7/25/59 (144A)	7,951,030
	8,569,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.25%, 7/25/59 (144A)	8,367,670
	9,000,000(d)	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69 (144A)	9,172,494
	3,337,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.102%, 2/15/47	3,551,917
	6,700,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class C, 4.611%, 2/15/48	6,986,964
	2,650,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.377%, 4/15/48 (144A)	2,444,537
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	1,625,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	$1,455,638
	3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	3,554,564
	2,140,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	1,928,776
	7,300,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	8,171,417
	8,000,000(c)	Morgan Stanley Capital I Trust, Series 2019-AGLN, Class E, 4.444% (1 Month USD LIBOR + 205 bps), 3/15/34 (144A)	8,006,812
	7,647,366(d)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.5%, 12/25/57 (144A)	7,818,137
	4,152,600(d)	NRP Mortgage Trust, Series 2013-1, Class B4, 3.315%, 7/25/43 (144A)	4,025,273
	1,871,115(d)	Oaks Mortgage Trust, Series 2015-1, Class B3, 3.817%, 4/25/46 (144A)	1,916,745
	2,004,000(d)	Oaks Mortgage Trust, Series 2015-1, Class B4, 3.817%, 4/25/46 (144A)	1,943,341
	1,336,000(d)	Oaks Mortgage Trust, Series 2015-1, Class B5, 3.817%, 4/25/46 (144A)	1,234,773
	1,257,000(d)	Oaks Mortgage Trust, Series 2015-2, Class B5, 3.882%, 10/25/45 (144A)	1,152,685
	1,000,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class B1, 6.454% (1 Month USD LIBOR + 405 bps), 7/25/28 (144A)	1,001,248
	4,070,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class M2, 5.254% (1 Month USD LIBOR + 285 bps), 7/25/28 (144A)	4,105,293
	10,835,000(d)	OBX Trust, Series 2019-INV2, Class A5, 4.0%, 5/27/49 (144A)	11,163,745
	10,188,045(d)	PMT Loan Trust, Series 2013-J1, Class A11, 3.5%, 9/25/43 (144A)	10,334,455
	2,500,000	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 6/12/32 (144A)	2,500,301
	700,000	Progress Residential Trust, Series 2017-SFR1, Class C, 3.316%, 8/17/34 (144A)	707,850
	2,600,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	2,668,874
	3,470,000(c)	Radnor Re, Ltd., Series 2019-1, Class B1, 6.854% (1 Month USD LIBOR + 445 bps), 2/25/29 (144A)	3,536,296
	3,305	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	3,225
	4,450,000(c)	Ready Capital Mortgage Financing LLC, Series 2019-FL3, Class D, 5.304% (1 Month USD LIBOR + 290 bps), 3/25/34 (144A)	4,424,096
	2,659,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,824,480
	2,316,852(c)	RESI Finance LP, Series 2003-C, Class B3, 3.812% (1 Month USD LIBOR + 140 bps), 9/10/35 (144A)	1,911,633
	1,700,000(d)	RMF Buyout Issuance Trust, Series 2019-1, Class M4, 4.23%, 7/25/29 (144A)	1,699,999
	1,500,000(d)	RMF Buyout Issuance Trust, Series 2019-1, Class M5, 6.0%, 7/25/29 (144A)	1,466,208
	4,532,361	Seasoned Credit Risk Transfer Trust, Series 2018-4, Class HT, 3.0%, 3/25/58	4,512,604
	4,371,000(d)	Sequoia Mortgage Trust, Series 2012-6, Class A1, 2.5%, 12/25/42	4,256,189
	4,709,135(d)	Sequoia Mortgage Trust, Series 2013-2, Class B4, 3.644%, 2/25/43	4,702,447
	6,545,444(d)	Sequoia Mortgage Trust, Series 2013-3, Class A1, 2.0%, 3/25/43	6,289,517
	6,751,828(d)	Sequoia Mortgage Trust, Series 2013-4, Class A1, 2.325%, 4/25/43	6,510,800
	5,355,076(d)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	5,259,920
	2,498,502(d)	Sequoia Mortgage Trust, Series 2013-4, Class B3, 3.489%, 4/25/43	2,545,521
	7,297,788(d)	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.5%, 5/25/43 (144A)	7,054,602
	16,399,494(d)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	16,356,462
	10,916,299(d)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	10,720,583
	2,208,402(d)	Sequoia Mortgage Trust, Series 2013-6, Class B3, 3.522%, 5/25/43	2,251,409
	1,738,094(d)	Sequoia Mortgage Trust, Series 2013-6, Class B4, 3.522%, 5/25/43	1,753,601
	4,646,197(d)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	4,441,767
	5,293,508(d)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	5,282,194
	10,045,972(d)	Sequoia Mortgage Trust, Series 2013-7, Class B3, 3.547%, 6/25/43	10,257,940
	4,357,470(d)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	4,364,640
	12,486,107(d)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	12,666,830
	3,341,459(d)	Sequoia Mortgage Trust, Series 2017-4, Class B1, 3.946%, 7/25/47 (144A)	3,470,742
	2,394,379(d)	Sequoia Mortgage Trust, Series 2018-7, Class A19, 4.0%, 9/25/48 (144A)	2,419,912
	1,679,840(d)	Sequoia Mortgage Trust, Series 2018-CH1, Class A19, 4.0%, 2/25/48 (144A)	1,720,902
	2,530,877(d)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	2,626,098
	6,905,215(d)	Sequoia Mortgage Trust, Series 2018-CH4, Class B1B, 4.947%, 10/25/48 (144A)	7,679,149
	3,353,970(d)	Shellpoint Co-Originator Trust, Series 2016-1, Class B2, 3.623%, 11/25/46 (144A)	3,459,086
	1,853,534(d)	Shellpoint Co-Originator Trust, Series 2016-1, Class B3, 3.623%, 11/25/46 (144A)	1,869,390
	1,996,436(d)	Shellpoint Co-Originator Trust, Series 2017-1, Class B3, 3.68%, 4/25/47 (144A)	2,004,750
	3,541,885(c)	STACR Trust, Series 2018-DNA3, Class B1, 6.304% (1 Month USD LIBOR + 390 bps), 9/25/48 (144A)	3,631,829
	3,550,000(c)	STACR Trust, Series 2018-HRP2, Class B1, 6.604% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	3,650,025
	3,998,177(d)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	4,038,119
	6,092,505	Toro Mortgage Funding Trust, Series 2017-RJ1, 4.0%, 4/25/74 (144A)	6,094,408
	9,017,000(d)	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.0%, 3/25/54 (144A)	9,509,401
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	9,375,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	$9,779,604
	7,350,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.5%, 2/25/55 (144A)	7,562,123
	8,200,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.5%, 10/25/56 (144A)	8,377,513
	13,830,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	14,296,901
	15,340,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	15,480,817
	5,000,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.0%, 7/25/57 (144A)	4,949,942
	67,584,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.444%, 3/15/51	2,009,049
	2,274,000(d)	Velocity Commercial Capital Loan Trust, Series 2015-1, Class M2, 5.88%, 6/25/45 (144A)	2,302,696
	337,380	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2, 2.819%, 8/15/50	337,016
	4,700,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3, 3.374%, 12/15/59	4,913,963
	3,208,399(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2018-1, Class A17, 3.5%, 7/25/47 (144A)	3,216,170
	2,515,231(d)	WinWater Mortgage Loan Trust, Series 2014-1, Class B4, 3.874%, 6/20/44 (144A)	2,568,515
	1,815,028(d)	WinWater Mortgage Loan Trust, Series 2015-2, Class B4, 3.913%, 2/20/45 (144A)	1,809,943
	1,136,086(d)	WinWater Mortgage Loan Trust, Series 2015-3, Class B4, 3.902%, 3/20/45 (144A)	1,134,109
	1,557,052(d)	WinWater Mortgage Loan Trust, Series 2015-4, Class B4, 3.761%, 6/20/45 (144A)	1,576,294
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $1,144,735,732)	$1,170,760,430
		CONVERTIBLE CORPORATE BONDS - 0.4% of Net Assets
		Biotechnology - 0.3%
	1,920,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$1,784,400
	6,298,000	Insmed, Inc., 1.75%, 1/15/25	6,116,020
	6,026,000	Medicines Co., 2.75%, 7/15/23	6,027,077
		Total Biotechnology	$13,927,497
		Healthcare-Products - 0.1%
	3,303,000	Wright Medical Group, Inc., 1.625%, 6/15/23	$3,622,978
		Total Healthcare-Products	$3,622,978
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $15,459,214)	$17,550,475
		CORPORATE BONDS - 29.6% of Net Assets
		Agriculture - 0.7%
EUR	15,500,000	Altria Group, Inc., 3.125%, 6/15/31	$19,116,423
	13,728,000	Reynolds American, Inc., 4.45%, 6/12/25	14,557,172
		Total Agriculture	$33,673,595
		Airlines - 0.3%
	2,320,756	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	$2,349,765
	13,291,788	Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27	13,420,719
		Total Airlines	$15,770,484
		Auto Manufacturers - 1.0%
	5,765,000	Ford Motor Co., 4.346%, 12/8/26	$5,813,160
	9,560,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	9,139,813
	4,875,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	5,232,717
	14,110,000	General Motors Co., 6.6%, 4/1/36	15,619,829
	8,463,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	8,590,199
		Total Auto Manufacturers	$44,395,718
		Banks - 5.6%
	22,281,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$22,942,923
	5,000,000	Alfa Bank AO Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)	5,039,050
	6,400,000(d)	Banco Continental SA via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	6,704,064
	8,210,000(d)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	8,870,987
ARS	78,000,000(c)	Banco de la Ciudad de Buenos Aires, 54.264% (BADLARPP + 399 bps), 12/5/22	710,795
	7,405,000	Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23 (144A)	7,434,620
	2,894,000(b)(d)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	2,886,765
	2,915,000(d)	Banco Nacional de Comercio Exterior SNC, 3.8% (5 Year CMT Index + 300 bps), 8/11/26 (144A)	2,937,620
	9,150,000(b)(d)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	9,378,750
	4,625,000(b)(d)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	4,850,469
	9,709,000(b)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	10,109,496
	3,299,000(b)(d)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	3,492,816
	11,400,000	BPCE SA, 4.875%, 4/1/26 (144A)	12,262,942
	13,852,000(b)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	14,700,435
	7,865,000	Danske Bank AS, 5.375%, 1/12/24 (144A)	8,501,026
	2,400,000(b)(d)	Danske Bank AS, 6.125% (7 Year USD Swap Rate + 390 bps)	2,326,512
	3,079,000(d)	DBS Group Holdings, Ltd., 4.52% (5 Year USD 1100 Run ICE Swap Rate + 159 bps), 12/11/28 (144A)	3,262,833
	4,400,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	3,784,000
	5,649,000(b)(d)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	5,860,838
EUR	5,560,000(b)(d)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap Rate + 719 bps)	7,118,901
	8,750,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	9,135,766
	Principal Amount USD ($)		Value
		Banks - (continued)
	17,800,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	$18,545,468
IDR	15,039,758,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	106,457
	3,895,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	3,807,752
	14,375,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	15,492,656
	10,677,000(b)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	11,224,730
EUR	9,892,400(b)	Stichting AK Rabobank Certificaten, 6.5%	13,746,490
	3,000,000(d)	Turkiye Garanti Bankasi AS, 6.125% (5 Year USD Swap Rate + 422 bps), 5/24/27 (144A)	2,534,280
	16,775,000	UBS AG, 7.625%, 8/17/22	18,816,685
	10,450,000(b)(d)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	11,101,244
	6,621,000(b)(d)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	6,952,050
	2,200,000	Vnesheconombank Via VEB Finance Plc, 5.942%, 11/21/23 (144A)	2,329,575
	660,000(b)(d)	Wachovia Capital Trust III, 5.57% (3 Month USD LIBOR + 93 bps)	660,304
		Total Banks	$257,629,299
		Beverages - 0.6%
	15,135,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$18,548,062
	8,715,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	9,172,414
		Total Beverages	$27,720,476
		Biotechnology - 0.3%
	12,560,000	Biogen, Inc., 5.2%, 9/15/45	$14,107,027
		Total Biotechnology	$14,107,027
		Building Materials - 0.4%
	1,790,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)	$1,969,018
	5,975,000	Owens Corning, 4.2%, 12/1/24	6,208,202
	9,250,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	9,573,750
		Total Building Materials	$17,750,970
		Chemicals - 0.7%
	4,600,000	Braskem Netherlands Finance BV, 3.5%, 1/10/23 (144A)	$4,613,800
	4,700,000	Braskem Netherlands Finance BV, 4.5%, 1/10/28 (144A)	4,754,050
	3,007,000	CF Industries, Inc., 4.95%, 6/1/43	2,691,265
	5,342,000	CF Industries, Inc., 5.375%, 3/15/44	5,009,728
	3,820,000	Dow Chemical Co., 4.8%, 5/15/49 (144A)	4,119,066
EUR	3,150,000	INEOS Finance Plc, 2.875%, 5/1/26 (144A)	3,627,158
	4,005,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	4,185,225
	1,338,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	1,237,650
		Total Chemicals	$30,237,942
		Commercial Services - 0.5%
	3,800,000	Brink's Co., 4.625%, 10/15/27 (144A)	$3,795,250
MXN	87,500,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	4,433,006
	4,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	4,692,000
	9,412,000	Verisk Analytics, Inc., 5.5%, 6/15/45	11,041,776
		Total Commercial Services	$23,962,032
		Computers - 0.1%
	5,060,000	NCR Corp., 6.375%, 12/15/23	$5,218,125
		Total Computers	$5,218,125
		Diversified Financial Services - 0.9%
	10,855,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$10,994,696
	6,250,000(e)	Fixed Income Trust Series 2013-A, 7.697%, 10/15/97 (144A)	9,032,681
	7,150,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	7,126,519
	7,437,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	7,585,740
	4,695,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	4,648,050
		Total Diversified Financial Services	$39,387,686
		Electric - 1.0%
	2,739,000(d)	AES Gener SA, 7.125% (5 Year USD Swap Rate + 464 bps), 3/26/79 (144A)	$2,922,540
	1,250,000	Edison International, 2.4%, 9/15/22	1,190,630
	4,670,000(b)(d)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	4,763,400
	7,765,000(d)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	8,949,162
	826,657	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	840,858
	2,336,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	2,306,800
	11,460,000	Sempra Energy, 3.4%, 2/1/28	11,440,884
	7,635,000	Southern California Edison Co., 4.875%, 3/1/49	8,584,749
	5,357,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	5,671,724
		Total Electric	$46,670,747
		Electrical Components & Equipment - 0.3%
EUR	1,880,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$2,208,477
EUR	7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	9,303,717
EUR	2,700,000	Belden, Inc., 3.875%, 3/15/28 (144A)	3,245,589
		Total Electrical Components & Equipment	$14,757,783
		Electronics - 0.6%
	4,044,000	Amphenol Corp., 4.35%, 6/1/29	$4,376,616
	5,740,000	Flex, Ltd., 4.875%, 6/15/29	5,848,845
	15,200,000	Flex, Ltd., 5.0%, 2/15/23	15,889,672
		Total Electronics	$26,115,133
		Energy-Alternate Sources - 0.0%†
	951,426	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$1,066,937
		Total Energy-Alternate Sources	$1,066,937
	Principal Amount USD ($)		Value
		Entertainment - 0.1%
	3,636,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	$3,817,764
	2,298,000	Scientific Games International, Inc., 10.0%, 12/1/22	2,410,028
		Total Entertainment	$6,227,792
		Food - 0.4%
	2,250,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	$2,444,062
	2,485,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)	2,699,331
	7,401,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	7,401,000
	1,375,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	1,431,925
	3,150,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	3,104,991
		Total Food	$17,081,309
		Forest Products & Paper - 0.3%
	10,035,000	International Paper Co., 6.0%, 11/15/41	$11,762,760
		Total Forest Products & Paper	$11,762,760
		Gas - 0.1%
	1,965,000	Nakilat, Inc., 6.067%, 12/31/33 (144A)	$2,290,208
	3,342,730	Nakilat, Inc., 6.267%, 12/31/33 (144A)	3,836,451
		Total Gas	$6,126,659
		Healthcare-Services - 0.6%
	2,965,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$3,002,062
	5,850,000	Centene Corp., 5.625%, 2/15/21	5,959,687
	1,514,000	HCA, Inc., 5.625%, 9/1/28	1,638,905
	1,006,000	HCA, Inc., 5.875%, 2/1/29	1,102,828
	2,400,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	2,370,000
	10,215,000	Molina Healthcare, Inc., 5.375%, 11/15/22	10,623,600
	2,415,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	2,570,466
		Total Healthcare-Services	$27,267,548
		Home Builders - 0.5%
	1,657,000	KB Home, 6.875%, 6/15/27	$1,768,848
	5,985,000	KB Home, 7.625%, 5/15/23	6,688,237
	4,765,000	Lennar Corp., 4.75%, 11/29/27	5,015,163
	2,710,000	Meritage Homes Corp., 6.0%, 6/1/25	2,913,250
	1,735,000	Meritage Homes Corp., 7.0%, 4/1/22	1,873,800
	3,270,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	3,413,063
		Total Home Builders	$21,672,361
		Insurance - 1.9%
	10,060,000	AXA SA, 8.6%, 12/15/30	$14,310,350
	1,236,000	CNO Financial Group, Inc., 5.25%, 5/30/29	1,337,970
	7,650,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	8,262,000
	13,080,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	12,575,243
EUR	2,650,000(d)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap Rate + 370 bps), 5/23/59 (144A)	3,080,208
	16,401,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	23,703,197
	3,800,000	Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)	4,791,970
	5,650,000	MassMutual Global Funding II, 2.95%, 1/11/25 (144A)	5,773,291
	10,860,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	11,439,224
	1,528,000	Torchmark Corp., 4.55%, 9/15/28	1,669,358
		Total Insurance	$86,942,811
		Internet - 0.4%
	7,725,000	Expedia Group, Inc., 3.8%, 2/15/28	$7,863,196
	9,810,000	Expedia Group, Inc., 4.5%, 8/15/24	10,436,667
		Total Internet	$18,299,863
		Leisure Time - 0.3%
	12,292,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$12,461,015
		Total Leisure Time	$12,461,015
		Media - 0.3%
	6,225,000	CSC Holdings LLC, 5.5%, 5/15/26 (144A)	$6,528,158
	1,345,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	1,412,250
	3,945,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	4,088,006
		Total Media	$12,028,414
		Mining - 0.7%
	1,650,000	Anglo American Capital Plc, 4.0%, 9/11/27 (144A)	$1,656,369
	2,997,000	Anglo American Capital Plc, 4.5%, 3/15/28 (144A)	3,107,901
	3,500,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	3,707,187
	8,500,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	9,159,136
	4,890,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	4,474,350
	3,775,000	Rusal Capital, DAC, 4.85%, 2/1/23 (144A)	3,750,462
	3,550,000	Rusal Capital, DAC, 5.125%, 2/2/22 (144A)	3,569,525
	1,885,000	Vedanta Resources Ltd., 6.125%, 8/9/24 (144A)	1,734,322
		Total Mining	$31,159,252
		Miscellaneous Manufacturers - 0.0%†
	1,710,000	Amsted Industries, Inc., 5.625%, 7/1/27 (144A)	$1,782,675
		Total Miscellaneous Manufacturers	$1,782,675
		Multi-National - 0.8%
	15,769,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$16,274,239
	2,860,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	2,945,800
	8,615,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	8,970,369
TRY	19,330,000	European Bank for Reconstruction & Development, 27.5%, 10/2/19	3,348,548
	Principal Amount USD ($)		Value
		Multi-National - (continued)
IDR	113,010,000,000	Inter-American Development Bank, 7.875%, 3/14/23	$8,361,660
		Total Multi-National	$39,900,616
		Oil & Gas - 2.5%
	6,155,000	Apache Corp., 4.25%, 1/15/30	$6,346,946
	11,320,000	Apache Corp., 4.375%, 10/15/28	11,829,577
	24,010,000	EQT Corp., 3.9%, 10/1/27	22,795,867
	9,480,000	Marathon Petroleum Corp., 5.375%, 10/1/22	9,625,408
	1,075,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	1,080,375
	4,488,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	4,555,320
	6,125,000	Newfield Exploration Co., 5.625%, 7/1/24	6,772,412
	10,965,000	Noble Energy, Inc., 5.25%, 11/15/43	11,815,022
	2,950,000	Nostrum Oil & Gas Finance BV, 7.0%, 2/16/25 (144A)	1,864,860
	5,020,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	3,319,425
	3,620,000	Oasis Petroleum, Inc., 6.25%, 5/1/26 (144A)	3,502,350
	3,605,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	3,659,075
	3,160,000	Petrobras Global Finance BV, 7.375%, 1/17/27	3,615,040
	10,067,000	Valero Energy Corp., 6.625%, 6/15/37	12,754,055
	3,740,000	Whiting Petroleum Corp., 6.625%, 1/15/26	3,606,763
	3,624,000	WPX Energy, Inc., 5.25%, 9/15/24	3,719,130
	4,020,000	YPF SA, 6.95%, 7/21/27 (144A)	3,646,944
ARS	22,175,000	YPF SA, 16.5%, 5/9/22 (144A)	315,363
		Total Oil & Gas	$114,823,932
		Oil & Gas Services - 0.0%†
	2,027,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27 (144A)	$2,128,573
		Total Oil & Gas Services	$2,128,573
		Packaging & Containers - 0.1%
EUR	2,055,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.75%, 5/15/24 (144A)	$2,507,256
		Total Packaging & Containers	$2,507,256
		Pharmaceuticals - 1.3%
	13,065,000	AbbVie, Inc., 4.875%, 11/14/48	$13,750,928
EUR	8,000,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	9,218,200
EUR	2,805,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	3,232,131
	1,775,000	Bausch Health Cos., Inc., 5.75%, 8/15/27 (144A)	1,865,489
	5,390,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	5,703,041
	4,668,811	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	5,208,238
	766,418	CVS Pass-Through Trust, 6.036%, 12/10/28	858,190
	933,608	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	1,173,453
	312,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	321,360
	2,424,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	2,381,580
	9,160,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	9,093,583
	13,628,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	10,561,700
		Total Pharmaceuticals	$63,367,893
		Pipelines - 3.3%
	4,440,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	$4,589,850
	2,905,000	DCP Midstream Operating LP, 3.875%, 3/15/23	2,926,787
	5,495,000	DCP Midstream Operating LP, 5.6%, 4/1/44	5,165,300
	7,140,000	Enable Midstream Partners LP, 4.4%, 3/15/27	7,196,199
	13,625,000	Enable Midstream Partners LP, 4.95%, 5/15/28	14,282,750
	4,899,000	Energy Transfer Operating LP, 5.5%, 6/1/27	5,476,236
	5,730,000	Energy Transfer Operating LP, 6.0%, 6/15/48	6,540,357
	796,000	EnLink Midstream LLC, 5.375%, 6/1/29	815,900
	15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	12,948,975
	1,140,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,045,950
	14,573,000	Kinder Morgan, Inc., 5.05%, 2/15/46	15,880,239
	4,224,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	4,527,074
	9,425,000	ONEOK, Inc., 6.875%, 9/30/28	11,541,867
	14,850,000	Phillips 66 Partners LP, 3.75%, 3/1/28	15,141,006
	7,260,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	7,960,264
	4,525,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	4,806,023
	3,715,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	4,113,710
	2,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	2,280,688
	5,253,000	Williams Cos., Inc., 5.75%, 6/24/44	6,130,688
	8,175,000	Williams Cos., Inc., 7.5%, 1/15/31	10,577,479
	8,690,000	Williams Cos., Inc., 7.75%, 6/15/31	11,457,352
		Total Pipelines	$155,404,694
		Real Estate - 0.3%
	13,000,000(b)(d)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$12,720,500
		Total Real Estate	$12,720,500
		REIT - 1.6%
EUR	640,000	Equinix, Inc., 2.875%, 2/1/26	$762,236
	12,440,000	Essex Portfolio LP, 3.625%, 5/1/27	12,920,497
	10,165,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	10,269,656
	3,820,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	3,937,146
	10,831,000	Highwoods Realty LP, 3.625%, 1/15/23	11,065,704
	Principal Amount USD ($)		Value
		REIT - (continued)
	4,185,000	Highwoods Realty LP, 4.125%, 3/15/28	$4,359,289
	770,000	SBA Tower Trust, 2.877%, 7/9/21 (144A)	771,396
	10,050,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	10,377,488
	10,535,000	UDR, Inc., 3.5%, 1/15/28	10,794,222
	2,110,000	UDR, Inc., 4.4%, 1/26/29	2,305,439
	5,900,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	5,605,000
		Total REIT	$73,168,073
		Retail - 0.2%
	8,975,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$9,156,552
		Total Retail	$9,156,552
		Software - 0.3%
EUR	6,700,000	IQVIA, Inc., 2.875%, 9/15/25 (144A)	$7,898,214
	4,217,000	SS&C Technologies, Inc., 5.5%, 9/30/27 (144A)	4,375,138
		Total Software	$12,273,352
		Telecommunications - 0.6%
	1,425,000	Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)	$1,440,751
	681,000	Digicel Group One, Ltd., 8.25%, 12/30/22 (144A)	374,550
	644,000	Digicel Group Two, Ltd., 8.25%, 9/30/22 (144A)	141,680
	9,600,000	Digicel, Ltd., 6.0%, 4/15/21 (144A)	7,176,000
	982,000	Frontier Communications Corp., 8.75%, 4/15/22	628,480
	1,496,000	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	1,604,460
	4,425,000	MTN Mauritius Investment, Ltd., 6.5%, 10/13/26 (144A)	4,778,080
	4,375,000	Sprint Corp., 7.25%, 9/15/21	4,648,437
	4,505,000	Sprint Corp., 7.625%, 3/1/26	4,802,330
	4,000,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.738%, 3/20/25 (144A)	4,150,000
		Total Telecommunications	$29,744,768
		Transportation - 0.0%†
	3,385,344(g)	Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)	$84,634
		Total Transportation	$84,634
		Trucking & Leasing - 0.0%†
	2,080,000	Fly Leasing, Ltd., 5.25%, 10/15/24	$2,121,600
		Total Trucking & Leasing	$2,121,600
		TOTAL CORPORATE BONDS
		(Cost $1,306,940,569)	$1,368,678,856
		FOREIGN GOVERNMENT BONDS - 3.7% of Net Assets
		Argentina - 0.5%
	2,050,000	Argentine Republic Government International Bond, 6.625%, 7/6/28	$1,581,596
	4,090,000	Argentine Republic Government International Bond, 7.5%, 4/22/26	3,454,005
	8,500,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	7,968,835
	1,330,818	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	1,294,220
	2,315,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	1,933,048
	6,680,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	5,853,350
		Total Argentina	$22,085,054
		Bahrain - 0.1%
	5,010,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$5,391,682
		Total Bahrain	$5,391,682
		Egypt - 0.9%
EGP	197,044,000	Egypt Government Bond, 15.7%, 11/7/27	$11,721,755
EUR	5,000,000	Egypt Government International Bond, 4.75%, 4/11/25 (144A)	5,802,215
EGP	101,975,000(h)	Egypt Treasury Bills, 17.5%, 3/3/20	5,458,585
EGP	375,375,000(h)	Egypt Treasury Bills, 18.06%, 2/4/20	20,341,567
		Total Egypt	$43,324,122
		Indonesia - 0.3%
IDR	219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$14,312,220
		Total Indonesia	$14,312,220
		Ivory Coast - 0.1%
	2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	$2,327,900
		Total Ivory Coast	$2,327,900
		Mexico - 0.8%
MXN	176,043,000	Mexican Bonos, 6.5%, 6/9/22	$8,938,591
MXN	46,890,000	Mexican Bonos, 7.5%, 6/3/27	2,439,204
MXN	454,740,500	Mexican Bonos, 8.0%, 12/7/23	24,206,766
		Total Mexico	$35,584,561
		Norway - 0.2%
NOK	63,500,000	Norway Government Bond, 2.0%, 5/24/23 (144A)	$7,659,257
		Total Norway	$7,659,257
		Oman - 0.1%
	7,369,000	Oman Government International Bond, 5.625%, 1/17/28 (144A)	$6,974,832
		Total Oman	$6,974,832
		Russia - 0.0%†
RUB	25,000	Russian Federal Bond - OFZ, 7.6%, 7/20/22	$401
		Total Russia	$401
	Principal Amount USD ($)		Value
		Sri Lanka - 0.2%
	6,170,000	Sri Lanka Government International Bond, 7.55%, 3/28/30 (144A)	$6,183,333
	3,725,000	Sri Lanka Government International Bond, 7.85%, 3/14/29 (144A)	3,840,782
		Total Sri Lanka	$10,024,115
		Uruguay - 0.5%
UYU	313,503,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$7,734,230
UYU	476,113,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	13,365,997
		Total Uruguay	$21,100,227
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $184,653,157)	$168,784,371
		INSURANCE-LINKED SECURITIES - 4.1% of Net Assets(i)
		Catastrophe Linked Bonds - 1.4%
		Earthquakes - California - 0.2%
	5,000,000(c)	Ursa Re, 5.587% (3 Month U.S. Treasury Bill + 350 bps), 5/27/20 (144A)	$4,949,500
	2,550,000(c)	Ursa Re, 6.087% (3 Month U.S. Treasury Bill + 400 bps), 12/10/19 (144A)	2,516,595
	2,000,000(c)	Ursa Re, 8.087% (3 Month U.S. Treasury Bill + 600 bps), 5/27/20 (144A)	1,979,400
			$9,445,495
		Earthquakes - Chile - 0.1%
	1,950,000(c)	International Bank for Reconstruction & Development, 4.818% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,932,060
		Earthquakes - Colombia - 0.0%†
	1,550,000(c)	International Bank for Reconstruction & Development, 5.318% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,532,795
		Earthquakes - Mexico - 0.0%†
	1,350,000(c)	International Bank for Reconstruction & Development, 4.818% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A)	$1,338,120
		Earthquakes - U.S. - 0.0%†
	1,000,000(c)	Acorn Re, 5.151% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$988,000
		Flood - U.S. - 0.0%†
	250,000(c)	FloodSmart Re, 13.337% (3 Month U.S. Treasury Bill + 1,125 bps), 8/6/21 (144A)	$243,375
		Health - U.S. - 0.1%
	2,900,000(c)	Vitality Re VII, 4.237% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A)	$2,906,960
		Multiperil - Europe - 0.0%†
EUR	1,500,000(c)	Lion II Re, DAC, 3.29% (3 Month EURIBOR + 329 bps), 7/15/21 (144A)	$1,702,987
		Multiperil - U.S. - 0.6%
	2,250,000(c)	Bowline Re, 6.587% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$2,178,000
	3,500,000(c)	Kilimanjaro II Re, 7.633% (6 Month USD LIBOR + 630 bps), 4/20/21 (144A)	3,458,000
	4,500,000(c)	Kilimanjaro II Re, 9.823% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	4,429,350
	2,500,000(c)	Kilimanjaro Re, 7.338% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	2,412,750
	4,850,000(c)	Kilimanjaro Re, 8.837% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	4,792,285
	3,400,000(c)	Kilimanjaro Re, 11.337% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	3,321,800
	1,650,000+(c)	Panthera Re, 5.587% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A)	1,654,455
	3,000,000(c)	Residential Reinsurance 2016, 6.057% (3 Month U.S. Treasury Bill + 397 bps), 12/6/20 (144A)	2,901,900
	3,150,000(c)	Sanders Re, 5.271% (6 Month USD LIBOR + 307 bps), 12/6/21 (144A)	3,064,635
			$28,213,175
		Multiperil - U.S. Regional - 0.1%
	2,600,000(c)	Longpoint Re III, 2.75% (ZERO + 275 bps), 6/1/22 (144A)	$2,562,300
		Multiperil - Worldwide - 0.2%
	2,000,000(c)	Galilei Re, 8.116% (6 Month USD LIBOR + 560 bps), 1/8/20 (144A)	$1,978,000
	2,000,000(c)	Galilei Re, 8.136% (6 Month USD LIBOR + 560 bps), 1/8/21 (144A)	1,966,600
	1,900,000(c)	Galilei Re, 9.296% (6 Month USD LIBOR + 678 bps), 1/8/20 (144A)	1,881,000
	2,500,000(c)	Galilei Re, 9.316% (6 Month USD LIBOR + 678 bps), 1/8/21 (144A)	2,476,250
			$8,301,850
		Pandemic – Worldwide – 0.1%
	2,400,000(c)	International Bank for Reconstruction & Development, 9.365% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$2,407,200
		Windstorm - Florida - 0.0%†
	1,800,000(c)	Casablanca Re, 6.127% (6 Month USD LIBOR + 402 bps), 6/4/20 (144A)	$1,804,680
		Windstorm - Texas - 0.1%
	2,400,000(c)	Alamo Re, 5.897% (3 Month U.S. Treasury Bill + 381 bps), 6/8/20 (144A)	$2,378,640
		Windstorm - U.S. Multistate - 0.0%†
	1,000,000(c)	Citrus Re, 2.587% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$250,000
		Total Catastrophe Linked Bonds	$66,007,637
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 0.4%
		Multiperil - U.S. - 0.0%†
	600,000+(a)(j)	Dingle Re 2019, 2/1/20	$558,055
	3,900,000+(a)(j)	Kingsbarns Re 2017, 5/19/20	3,939
	1,150,000+(j)	Port Royal Re 2019, 5/31/20	1,122,158
	1,100,000+(a)(j)	Riviera Re 2019, 5/31/20	1,044,984
			$2,729,136
		Multiperil - U.S. Regional - 0.1%
	2,000,000+(j)	Ailsa Re 2019, 6/30/20	$2,008,000
	Principal Amount USD ($)		Value
		Multiperil - U.S. Regional - (continued)
	1,250,000+(a)(j)	EC0012 Re, 9/15/19	$1,248,750
			$3,256,750
		Multiperil - Worldwide - 0.1%
	2,302,789+(j)	Clarendon Re 2018, 1/15/20	$2,763
	194,301+(a)(j)	Dartmouth Re 2018 1/15/20	105,000
	6,147,969+(j)	Kilarney Re 2018, 4/15/20	3,103,495
	12,000+(j)	Limestone Re 2016-1, 8/31/21	29,413
	86,000+(j)	Limestone Re 2016-1, 8/31/21	210,795
	1,000,000+(j)	Merion Re 2018-1, 12/31/21	63,500
	1,038,576+(a)(j)	Merion Re 2019-1, 12/31/22	912,020
	850,000+(a)(j)	Old Head Re 2019, 12/31/22	743,966
	2,400,000+(j)	Resilience Re, 7/26/19	19,200
	4,500,000+(a)(j)	Resilience Re, 4/6/20	450
	850,864+(j)	Seminole Re 2018, 1/15/20	350,981
	214,287+(a)(j)	Seminole Re 2019, 1/31/20	186,514
	608,616+(j)	Walton Health Re 2018, 6/15/20	304,308
			$6,032,405
		Windstorm - Florida - 0.1%
	1,750,000+(j)	Formby Re 2018, 8/31/19	$1,800,517
	598,118+(j)	Formby Re 2018-2, 9/30/19	4,905
	2,200,000+(a)(j)	Portrush Re 2017, 6/15/20	1,458,380
			$3,263,802
		Windstorm - North Carolina - 0.0%†
	1,000,000+(a)(j)	Lahinch Re 2019, 5/31/20	$978,000
		Windstorm - U.S. Regional - 0.1%
	1,250,000+(a)(j)	Oakmont Re 2017, 4/15/20	$36,750
	1,900,000+(a)(j)	Oakmont Re 2019, 9.976%, 4/30/20	1,784,329
	250,000+(a)(j)	Resilience Re, 6/15/20	262,100
			$2,083,179
		Total Collateralized Reinsurance	$18,343,272
		Industry Loss Warranties - 0.0%†
		Multiperil - U.S. - 0.0%†
	3,193,100+(j)	Cypress Re 2018, 7/15/19	$233,096
		Total Industry Loss Warranties	$233,096
		Reinsurance Sidecars - 2.2%
		Multiperil - U.S. - 0.3%
	11,480,000+(a)(j)	Carnoustie Re 2015, 7/31/20	$36,736
	10,280,000+(a)(j)	Carnoustie Re 2016, 11/30/20	277,560
	10,188,000+(a)(j)	Carnoustie Re 2017, 11/30/21	2,589,790
	3,000,000+(a)(j)	Carnoustie Re 2018, 12/31/21	299,400
	1,000,000+(a)(j)	Carnoustie Re 2019, 12/31/22	1,018,056
	2,800,000+(a)(j)	Castle Stuart Re 2018, 12/1/21	2,361,520
	3,000,000+(a)(k)	Harambee Re 2018, 12/31/21	557,511
	5,000,000+(a)(k)	Harambee Re 2019, 12/31/22	5,095,000
	3,554,000+(a)(j)	Prestwick Re 2015-1, 7/31/20	60,418
	2,500,014+(a)(j)	Sector Re V, Series 7, Class G, 3/1/22 (144A)	1,792,337
			$14,088,328
		Multiperil - Worldwide - 1.9%
	2,750,000+(a)(j)	Alturas Re 2019-1, 3/10/22	$2,797,025
	550,000+(a)(j)	Alturas Re 2019-2, 3/10/23	575,025
	2,133,500+(a)(j)	Arlington Re 2015, 2/1/20	103,688
	4,000,000+(a)(j)	Bantry Re 2016, 3/30/20	322,400
	3,000,000+(a)(j)	Bantry Re 2017, 3/31/20	951,300
	2,500,000+(a)(j)	Bantry Re 2018, 12/31/21	153,500
	4,000,000+(a)(j)	Bantry Re 2019, 12/31/22	4,091,529
	3,605,000+(a)(j)	Berwick Re 2017-1, 2/1/20	119,326
	13,924,181+(j)	Berwick Re 2018-1, 12/31/21	2,298,882
	10,719,955+(a)(j)	Berwick Re 2019-1, 12/31/22	11,068,707
	1,750,000+(a)(j)	Blue Lotus Re, 12/31/21	1,875,300
	155,000+(a)(j)	Eden Re II, 3/22/22 (144A)	368,327
	232,500+(a)(j)	Eden Re II, 3/22/22 (144A)	493,342
	7,362,500+(a)(j)	Eden Re II, 3/22/23 (144A)	7,804,987
	6,500,000+(j)	Gleneagles Re 2016, 11/30/20	203,060
	1,500,000+(a)(j)	Gleneagles Re 2018, 12/31/21	177,450
	1,156,688+(a)(j)	Gleneagles Re 2019, 12/31/22	1,193,163
	2,737,878+(j)	Gullane Re 2018, 12/31/21	2,583,462
	3,000,000+(a)(j)	Limestone Re 2018, 3/1/22	3,226,500
	500,000+(a)	Limestone Re 2019-B, 9/9/22	516,100
	500,000+(a)(k)	Lion Rock Re 2019, 1/31/20	517,950
	4,000,000+(a)(k)	Lorenz Re 2017, 3/31/20	68,400
	6,000,000+(a)(k)	Lorenz Re 2018, 7/1/21	4,438,800
	8,500,000+(a)(j)	Merion Re 2018-2, 12/31/21	8,516,150
	15,300,000+(j)	Pangaea Re 2015-1, 2/1/20	19,890
	14,520,000+(j)	Pangaea Re 2015-2, 11/30/19	13,068
	14,000,000+(j)	Pangaea Re 2016-1, 11/30/20	46,200
	6,150,000+(j)	Pangaea Re 2016-2, 11/30/20	22,140
	Principal Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	6,000,000+(j)	Pangaea Re 2017-1, 11/30/21	96,600
	4,750,000+(a)(j)	Pangaea Re 2018-1, 12/31/21	279,300
	7,100,000+(a)(j)	Pangaea Re 2018-3, 7/1/22	5,572,790
	3,891,425+(a)(j)	Pangaea Re 2019-1, 2/1/23	3,971,163
	3,000,000+(a)(j)	Sector Re V, Series 7, Class A, 12/1/23 (144A)	3,126,739
	600,000+(a)(j)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	291,800
	750,000+(a)(j)	Sector Re V, Series 7, Class C, 12/1/22 (144A)	364,750
	900,000+(a)(j)	Sector Re V, Series 8, Class D, 12/1/23 (144A)	938,022
	1,516+(a)(j)	Sector Re V, Series 8, Class F, 3/1/23 (144A)	79,487
	5,326+(a)(j)	Sector Re V, Series 8, Class G, 3/1/23 (144A)	200,251
	900,000+(a)(j)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	921,716
	1,696,451+(a)(j)	Sector Re V, Series 9, Class G, 3/1/24 (144A)	1,719,993
	3,000,000+(a)(j)	Silverton Re 2017, 9/16/19 (144A)	36,600
	5,855,000+(a)(j)	St. Andrews Re 2017-1, 2/1/20	396,969
	2,606,976+(a)(j)	St. Andrews Re 2017-4, 6/1/20	256,526
	1,000,000+(a)(k)	Thopas Re 2018, 12/31/21	181,100
	3,000,000+(a)(k)	Thopas Re 2019, 12/31/22	3,132,600
	5,750,000+(j)	Versutus Re 2017, 11/30/21	43,700
	3,000,000+(a)(j)	Versutus Re 2018, 12/31/21	6,900
	2,647,642+(a)(j)	Versutus Re 2019-A, 12/31/21	2,708,008
	852,358+(a)(j)	Versutus Re 2019-B, 12/31/21	871,792
	1,250,000+(a)(k)	Viribus Re 2018, 12/31/21	394,750
	3,650,000+(a)(k)	Viribus Re 2019, 12/31/22	3,925,575
	1,826,168+(j)	Woburn Re 2018, 12/31/21	776,121
	3,539,362+(a)(j)	Woburn Re 2019, 12/31/22	3,673,112
			$88,532,035
		Total Reinsurance Sidecars	$102,620,363
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $195,035,218)	$187,204,368
	Principal Amount USD ($)		Value
		MUNICIPAL BONDS - 0.4% of Net Assets(l)
		Municipal General Obligation - 0.2%
	13,525,000(g)(m)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$6,999,188
		Total Municipal General Obligation	$6,999,188
		Municipal Higher Education - 0.1%
	2,300,000	Amherst College, 3.794%, 11/1/42	$2,392,110
	2,840,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	3,963,958
		Total Municipal Higher Education	$6,356,068
		Municipal Transportation - 0.1%
	2,620,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	$3,139,939
		Total Municipal Transportation	$3,139,939
		TOTAL MUNICIPAL BONDS
		(Cost $17,761,022)	$16,495,195
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.0% of Net Assets*(c)
		Aerospace & Defense - 0.0%†
	1,070,428	American Airlines, Inc., 2017 Class B Term Loan, 4.394% (LIBOR + 200 bps), 12/14/23	$1,055,459
	940,844	United Airlines, Inc., Refinanced Term Loan, 4.152% (LIBOR + 175 bps), 4/1/24	920,263
		Total Aerospace & Defense	$1,975,722
		Automobile - 0.2%
	2,154,088	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.721% (LIBOR + 225 bps), 4/6/24	$2,111,814
	3,348,319	CWGS Group LLC, (aka Camping World, Inc.), Term Loan, 5.19% (LIBOR + 275 bps), 11/8/23	3,097,195
	3,308,333	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.4% (LIBOR + 200 bps), 3/3/25	3,266,979
	2,576,550	Navistar, Inc., Tranche B Term Loan, 5.91% (LIBOR + 350 bps), 11/6/24	2,577,625
		Total Automobile	$11,053,613
		Beverage, Food & Tobacco - 0.2%
	486,334	Albertson's LLC, 2017-1 Term B-5 Loan, 5.311% (LIBOR + 300 bps), 12/21/22	$486,942
	1,361,605	Albertson's LLC, 2017-1 Term B-6 Loan, 5.402% (LIBOR + 300 bps), 6/22/23	1,362,362
	1,166,755	Albertson's LLC, 2018 Term B-7 Loan, 5.402% (LIBOR + 300 bps), 11/17/25	1,162,692
	4,041,606	JBS USA Lux SA (fka JBS USA LLC), New Term Loan, 4.902% (LIBOR + 250 bps), 5/1/26	4,039,641
		Total Beverage, Food & Tobacco	$7,051,637
		Buildings & Real Estate - 0.2%
	286,475	Builders FirstSource, Inc., Refinancing Term Loan, 5.33% (LIBOR + 300 bps), 2/29/24	$285,915
	9,015,263	Uniti Group, Inc., Shortfall Term Loan, 7.402% (LIBOR + 500 bps), 10/24/22	8,809,039
	2,070,023	WireCo WorldGroup, Inc., (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 7.402% (LIBOR + 500 bps), 9/29/23	2,075,844
		Total Buildings & Real Estate	$11,170,798
		Chemicals, Plastics & Rubber - 0.2%
	3,775,204	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 4.08% (LIBOR + 175 bps), 6/1/24	$3,737,452
	1,644,724	Element Solutions, Inc. (Macdermid, Inc.), Initial Term Loan, 4.652% (LIBOR + 225 bps), 1/30/26	1,642,326
	Principal Amount USD ($)		Value
		Chemicals, Plastics & Rubber - (continued)
	858,214	Omnova Solutions, Inc., Term B-2 Loan, 5.652% (LIBOR + 325 bps), 8/25/23	$858,755
	3,306,505	Reynolds Group Holdings, Inc., Incremental US Term Loan, 5.152% (LIBOR + 275 bps), 2/5/23	3,286,401
	1,783,888	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.374% (LIBOR + 300 bps), 9/23/24	1,767,908
		Total Chemicals, Plastics & Rubber	$11,292,842
		Computers & Electronics - 0.0%†
	1,468,856	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 4.152% (LIBOR + 175 bps), 3/31/23	$1,451,822
		Total Computers & Electronics	$1,451,822
		Construction & Building - 0.0%†
	2,087,921	Quikrete Holdings, Inc., First Lien Initial Term Loan, 5.152% (LIBOR + 275 bps), 11/15/23	$2,055,134
		Total Construction & Building	$2,055,134
		Diversified & Conglomerate Manufacturing - 0.0%†
	1,301,850	Pelican Products, Inc., First Lien Term Loan, 5.912% (LIBOR + 350 bps), 5/1/25	$1,282,322
		Total Diversified & Conglomerate Manufacturing	$1,282,322
		Diversified & Conglomerate Service - 0.1%
	1,176,824	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 6.152% (LIBOR + 375 bps), 7/28/22	$1,176,530
	472,281	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 5.672% (LIBOR + 325 bps), 3/3/25	459,872
	1,888,546	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 5.152% (LIBOR + 275 bps), 3/1/24	1,876,350
	2,175,839	Gates Global LLC, Initial B-2 Dollar Term Loan, 5.152% (LIBOR + 275 bps), 4/1/24	2,167,227
	425,563	NVA Holdings, Inc., First Lien Term B-3 Loan, 5.152% (LIBOR + 275 bps), 2/2/25	425,385
	573,168	West Corp., Initial Term B Loan, 6.522% (LIBOR + 400 bps), 10/10/24	535,793
		Total Diversified & Conglomerate Service	$6,641,157
		Electronics - 0.3%
	484,692	Avast Software BV, 2018 Refinancing Dollar Term Loan, 4.58% (LIBOR + 225 bps), 9/29/23	$484,510
	1,475,951	First Data Corp., 2022D New Dollar Term Loan, 4.404% (LIBOR + 200 bps), 7/8/22	1,475,953
	7,901,608	Scientific Games International, Inc., Initial Term B-5 Loan, 5.216% (LIBOR + 275 bps), 8/14/24	7,792,961
	3,738,314	Verint Systems, Inc., Refinancing Term Loan, 4.44% (LIBOR + 200 bps), 6/28/24	3,742,893
		Total Electronics	$13,496,317
		Entertainment & Leisure - 0.1%
	3,859,222	Sabre GLBL, Inc. (fka Sabre, Inc.), 2018 Other Term B Loan, 4.402% (LIBOR + 200 bps), 2/22/24	$3,853,708
		Total Entertainment & Leisure	$3,853,708
		Financial Services - 0.2%
	5,873,612	RPI Finance Trust, Initial Term Loan B-6, 4.402% (LIBOR + 200 bps), 3/27/23	$5,886,200
	2,407,563	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.402% (LIBOR + 200 bps), 4/10/23	2,407,349
		Total Financial Services	$8,293,549
		Healthcare & Pharmaceuticals - 0.4%
	2,376,500	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.688% (LIBOR + 425 bps), 4/29/24	$2,235,395
	6,385,558	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.188% (LIBOR + 375 bps), 7/2/25	6,397,371
	2,894,737	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 6.152% (LIBOR + 375 bps), 4/7/22	2,892,928
	1,715,499	Prestige Brands, Inc., Term B-4 Loan, 4.402% (LIBOR + 200 bps), 1/26/24	1,708,423
	3,217,275	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.938% (LIBOR + 550 bps), 2/22/24	3,044,346
	1,583,868	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.402% (LIBOR + 300 bps), 5/15/22	1,567,369
		Total Healthcare & Pharmaceuticals	$17,845,832
		Healthcare, Education & Childcare - 0.4%
	4,259,063	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.902% (LIBOR + 450 bps), 10/24/23	$4,109,995
	1,814,880	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.08% (LIBOR + 375 bps), 2/21/25	1,811,704
	9,318,224	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.904% (LIBOR + 450 bps), 11/16/25	9,287,940
	1,761,455	Select Medical Corp., Tranche B Term Loan, 4.85% (LIBOR + 250 bps), 3/6/25	1,759,209
		Total Healthcare, Education & Childcare	$16,968,848
		Hotel, Gaming & Leisure - 0.1%
	4,320,008	Golden Nugget, Inc. (aka Landry's, Inc.), Initial B Term Loan, 5.154% (LIBOR + 275 bps), 10/4/23	$4,290,567
		Total Hotel, Gaming & Leisure	$4,290,567
		Insurance - 0.1%
	485,741	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.404% (LIBOR + 300 bps), 5/9/25	$472,991
	4,830,044	Confie Seguros Holding II Co., Term B Loan, 7.08% (LIBOR + 475 bps), 4/19/22	4,771,175
		Total Insurance	$5,244,166
		Leisure & Entertainment - 0.1%
	5,331,420	Fitness International LLC, Term B Loan, 5.652% (LIBOR + 325 bps), 4/18/25	$5,302,539
		Total Leisure & Entertainment	$5,302,539
		Machinery - 0.2%
	914,687	Clark Equipment Co., (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.33% (LIBOR + 200 bps), 5/18/24	$908,970
	4,906,093	NN, Inc., Tranche B Term Loan, 6.152% (LIBOR + 375 bps), 10/19/22	4,842,721
	1,574,042	Terex Corp., Incremental US Term Loan, 4.345% (LIBOR + 200 bps), 1/31/24	1,567,155
		Total Machinery	$7,318,846
	Principal Amount USD ($)		Value
		Metals & Mining - 0.1%
	1,595,242	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.07% (LIBOR + 275 bps), 12/22/23	$1,591,262
	3,224,257	BWay Holding Co., Initial Term Loan, 5.854% (LIBOR + 325 bps), 4/3/24	3,120,475
		Total Metals & Mining	$4,711,737
		Personal, Food & Miscellaneous Services - 0.4%
	3,000,000(n)	BioScrip, Inc., Cov-Lite Term Loan, 5/22/26	$2,996,250
	1,512,715	CSM Bakery Solutions, Ltd. (fka CSM Bakery Supplies, Ltd.), First Lien Term Loan, 6.59% (LIBOR + 400 bps), 7/3/20	1,442,121
	1,221,785	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien December 2018 Incremental Term B-1 Loan, 5.152% (LIBOR + 275 bps), 5/2/22	1,215,120
	13,105,476	Revlon Consumer Products Corp., Initial Term B Loan, 6.022% (LIBOR + 350 bps), 9/7/23	11,005,874
		Total Personal, Food & Miscellaneous Services	$16,659,365
		Professional & Business Services - 0.1%
	3,126,519	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 6.025% (PRIME + 250 bps/LIBOR + 350 bps), 5/24/24	$3,109,714
		Total Professional & Business Services	$3,109,714
		Retail - 0.1%
	1,632,152	PetSmart, Inc., Amended Term Loan, 6.67% (LIBOR + 425 bps), 3/11/22	$1,593,135
	1,400,000	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 7.101% (LIBOR + 450 bps), 9/12/24	1,376,375
		Total Retail	$2,969,510
		Telecommunications - 0.4%
	17,005,492	Virgin Media Bristol LLC, Facility K, 4.894% (LIBOR + 250 bps), 1/15/26	$16,965,342
		Total Telecommunications	$16,965,342
		Transport - 0.0%†
	1,220,676	Navios Maritime Partners LP (Navios Partners Finance (US), Inc.), Initial Term Loan, 7.44% (LIBOR + 500 bps), 9/14/20	$1,218,642
		Total Transport	$1,218,642
		Transportation - 0.0%†
	1,139,658	DynCorp International, Inc., Term Loan B2, 8.394% (LIBOR + 600 bps), 7/7/20	$1,133,960
		Total Transportation	$1,133,960
		Utilities - 0.1%
	1,126,637	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 6.152% (LIBOR + 375 bps), 10/2/23	$1,127,105
	1,314,090	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.402% (LIBOR + 200 bps), 8/4/23	1,314,011
		Total Utilities	$2,441,116
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $188,263,613)	$185,798,805
		SUPRANATIONAL BOND - 0.2% of Net Assets
IDR	152,569,000,000	International Bank for Reconstruction & Development, 7.45%, 8/20/21	$10,960,345
		TOTAL SUPRANATIONAL BOND
		(Cost $10,887,601)	$10,960,345
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.4% of Net Assets
	1,248,472	Fannie Mae, 3.0%, 5/1/46	$1,273,843
	23,390,000	Fannie Mae, 3.0%, 7/1/46 (TBA)	23,589,637
	2,550,450	Fannie Mae, 3.5%, 11/1/40	2,629,786
	972,220	Fannie Mae, 3.5%, 6/1/42	1,009,384
	3,963,192	Fannie Mae, 3.5%, 7/1/42	4,114,431
	5,715,692	Fannie Mae, 3.5%, 8/1/42	5,934,195
	9,304,423	Fannie Mae, 3.5%, 8/1/42	9,653,409
	275,486	Fannie Mae, 3.5%, 11/1/42	287,210
	580,319	Fannie Mae, 3.5%, 11/1/42	605,018
	666,053	Fannie Mae, 3.5%, 11/1/42	694,396
	1,193,028	Fannie Mae, 3.5%, 11/1/42	1,238,639
	22,937	Fannie Mae, 3.5%, 12/1/42	23,913
	873,817	Fannie Mae, 3.5%, 12/1/42	910,997
	2,683,056	Fannie Mae, 3.5%, 12/1/44	2,783,936
	6,849,754	Fannie Mae, 3.5%, 2/1/45	7,140,806
	8,295,221	Fannie Mae, 3.5%, 6/1/45	8,577,367
	2,224,917	Fannie Mae, 3.5%, 9/1/45	2,322,903
	7,285,915	Fannie Mae, 3.5%, 9/1/45	7,492,229
	3,780,270	Fannie Mae, 3.5%, 5/1/46	3,934,726
	1,405,466	Fannie Mae, 3.5%, 6/1/46	1,462,506
	558,929	Fannie Mae, 3.5%, 7/1/46	581,303
	1,037,863	Fannie Mae, 3.5%, 9/1/46	1,080,616
	681,162	Fannie Mae, 3.5%, 10/1/46	704,012
	1,413,979	Fannie Mae, 3.5%, 10/1/46	1,455,747
	351,894	Fannie Mae, 3.5%, 7/1/47	362,217
	15,218	Fannie Mae, 4.0%, 12/1/23	15,725
	8,819	Fannie Mae, 4.0%, 12/1/30	9,212
	566,747	Fannie Mae, 4.0%, 9/1/37	596,989
	7,826,166	Fannie Mae, 4.0%, 10/1/40	8,314,326
	3,291,136	Fannie Mae, 4.0%, 12/1/40	3,494,488
	7,057	Fannie Mae, 4.0%, 11/1/41	7,442
	1,287,406	Fannie Mae, 4.0%, 11/1/41	1,357,762
	56,611	Fannie Mae, 4.0%, 12/1/41	59,704
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	2,720,433	Fannie Mae, 4.0%, 12/1/41	$2,869,114
	10,937,334	Fannie Mae, 4.0%, 12/1/41	11,535,090
	1,439,207	Fannie Mae, 4.0%, 1/1/42	1,517,868
	3,886,424	Fannie Mae, 4.0%, 1/1/42	4,098,865
	1,475,725	Fannie Mae, 4.0%, 2/1/42	1,556,379
	2,999,459	Fannie Mae, 4.0%, 2/1/42	3,167,114
	480,131	Fannie Mae, 4.0%, 4/1/42	506,376
	2,188,237	Fannie Mae, 4.0%, 4/1/42	2,307,840
	4,311,986	Fannie Mae, 4.0%, 4/1/42	4,547,671
	222,340	Fannie Mae, 4.0%, 5/1/42	234,493
	4,878,687	Fannie Mae, 4.0%, 5/1/42	5,144,040
	228,685	Fannie Mae, 4.0%, 6/1/42	241,186
	93,839	Fannie Mae, 4.0%, 7/1/42	98,969
	7,911,877	Fannie Mae, 4.0%, 8/1/42	8,344,298
	340,232	Fannie Mae, 4.0%, 11/1/42	351,698
	2,065,924	Fannie Mae, 4.0%, 8/1/43	2,178,695
	1,350,074	Fannie Mae, 4.0%, 11/1/43	1,437,922
	10,661	Fannie Mae, 4.0%, 2/1/44	11,177
	1,236,394	Fannie Mae, 4.0%, 2/1/44	1,302,448
	252,006	Fannie Mae, 4.0%, 6/1/44	261,452
	6,980,533	Fannie Mae, 4.0%, 7/1/44	7,309,814
	3,823,717	Fannie Mae, 4.0%, 8/1/44	4,005,866
	101,914	Fannie Mae, 4.0%, 9/1/44	106,675
	8,192	Fannie Mae, 4.0%, 10/1/44	8,579
	89,200	Fannie Mae, 4.0%, 10/1/44	93,366
	96,716	Fannie Mae, 4.0%, 10/1/44	101,233
	238,052	Fannie Mae, 4.0%, 10/1/44	246,057
	326,633	Fannie Mae, 4.0%, 10/1/44	341,840
	77,028	Fannie Mae, 4.0%, 11/1/44	80,590
	106,606	Fannie Mae, 4.0%, 11/1/44	111,553
	207,135	Fannie Mae, 4.0%, 11/1/44	216,652
	239,321	Fannie Mae, 4.0%, 11/1/44	247,368
	288,135	Fannie Mae, 4.0%, 11/1/44	301,461
	66,232	Fannie Mae, 4.0%, 12/1/44	69,305
	23,001	Fannie Mae, 4.0%, 1/1/45	24,058
	2,739,974	Fannie Mae, 4.0%, 10/1/45	2,865,858
	4,438,740	Fannie Mae, 4.0%, 10/1/45	4,648,137
	6,751,876	Fannie Mae, 4.0%, 6/1/46	7,062,032
	7,561,151	Fannie Mae, 4.0%, 7/1/46	7,908,475
	3,933,162	Fannie Mae, 4.0%, 4/1/47	4,119,589
	6,004,218	Fannie Mae, 4.0%, 4/1/47	6,288,828
	528,797	Fannie Mae, 4.0%, 6/1/47	553,863
	1,815,009	Fannie Mae, 4.0%, 6/1/47	1,901,044
	3,222,253	Fannie Mae, 4.0%, 7/1/47	3,374,996
	19,368,000	Fannie Mae, 4.0%, 7/1/49 (TBA)	20,017,509
	106,382	Fannie Mae, 4.5%, 8/1/40	114,256
	3,363,384	Fannie Mae, 4.5%, 11/1/40	3,602,072
	8,971,416	Fannie Mae, 4.5%, 12/1/40	9,635,013
	450,534	Fannie Mae, 4.5%, 3/1/41	483,897
	883,449	Fannie Mae, 4.5%, 3/1/41	948,877
	3,522	Fannie Mae, 4.5%, 4/1/41	3,783
	2,293,686	Fannie Mae, 4.5%, 5/1/41	2,463,533
	4,271,684	Fannie Mae, 4.5%, 5/1/41	4,611,044
	1,784,410	Fannie Mae, 4.5%, 7/1/41	1,915,555
	8,228,536	Fannie Mae, 4.5%, 8/1/41	8,837,912
	402,524	Fannie Mae, 4.5%, 9/1/41	432,335
	19,132	Fannie Mae, 4.5%, 12/1/41	19,995
	4,446,707	Fannie Mae, 4.5%, 9/1/43	4,761,146
	2,170,855	Fannie Mae, 4.5%, 11/1/43	2,315,328
	3,061,361	Fannie Mae, 4.5%, 2/1/44	3,255,531
	3,242,685	Fannie Mae, 4.5%, 2/1/44	3,450,517
	3,792,140	Fannie Mae, 4.5%, 2/1/44	4,035,366
	697,872	Fannie Mae, 4.5%, 1/1/47	735,335
	577,843	Fannie Mae, 4.5%, 2/1/47	611,041
	8,003,000	Fannie Mae, 4.5%, 7/1/49 (TBA)	8,362,745
	49,193	Fannie Mae, 5.0%, 2/1/22	50,463
	2,966	Fannie Mae, 5.0%, 4/1/22	3,034
	7,660	Fannie Mae, 5.0%, 6/1/22	7,838
	9,036	Fannie Mae, 5.0%, 6/1/22	9,285
	2,336,768	Fannie Mae, 5.0%, 6/1/35	2,554,023
	662,939	Fannie Mae, 5.0%, 7/1/35	724,104
	1,434,583	Fannie Mae, 5.0%, 7/1/35	1,567,087
	616,534	Fannie Mae, 5.0%, 8/1/35	671,632
	250,812	Fannie Mae, 5.0%, 5/1/38	272,323
	795,849	Fannie Mae, 5.0%, 1/1/39	862,662
	248,318	Fannie Mae, 5.0%, 7/1/39	269,691
	477,143	Fannie Mae, 5.0%, 7/1/39	517,893
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	515,127	Fannie Mae, 5.0%, 7/1/39	$558,294
	180,589	Fannie Mae, 5.0%, 6/1/40	196,250
	1,465,574	Fannie Mae, 5.0%, 6/1/40	1,592,294
	1,016,206	Fannie Mae, 5.0%, 7/1/40	1,104,332
	345,262	Fannie Mae, 5.0%, 10/1/40	375,206
	289,551	Fannie Mae, 5.0%, 5/1/41	314,660
	250,554	Fannie Mae, 5.0%, 7/1/41	271,468
	317,498	Fannie Mae, 5.0%, 12/1/41	345,038
	6,790,116	Fannie Mae, 5.0%, 9/1/43	7,370,342
	17,255,151	Fannie Mae, 5.0%, 11/1/44	18,714,828
	46,604	Fannie Mae, 5.5%, 3/1/21	47,114
	6,465	Fannie Mae, 5.5%, 5/1/33	6,908
	11,070	Fannie Mae, 5.5%, 6/1/33	12,219
	32,548	Fannie Mae, 5.5%, 7/1/33	35,933
	61,569	Fannie Mae, 5.5%, 4/1/34	68,375
	75,399	Fannie Mae, 5.5%, 12/1/35	82,230
	57,390	Fannie Mae, 5.5%, 3/1/36	63,716
	80,229	Fannie Mae, 5.5%, 4/1/36	85,536
	867	Fannie Mae, 6.0%, 3/1/32	983
	1,377	Fannie Mae, 6.0%, 10/1/32	1,561
	3,710	Fannie Mae, 6.0%, 11/1/32	4,062
	38,520	Fannie Mae, 6.0%, 12/1/32	42,884
	6,424	Fannie Mae, 6.0%, 1/1/33	7,279
	3,517	Fannie Mae, 6.0%, 3/1/33	3,988
	24,594	Fannie Mae, 6.0%, 5/1/33	27,056
	48,131	Fannie Mae, 6.0%, 12/1/33	54,544
	45,226	Fannie Mae, 6.0%, 1/1/34	51,244
	140,393	Fannie Mae, 6.0%, 6/1/37	158,506
	81,601	Fannie Mae, 6.0%, 12/1/37	92,363
	119,410	Fannie Mae, 6.0%, 4/1/38	135,423
	60,431	Fannie Mae, 6.0%, 7/1/38	66,992
	137	Fannie Mae, 6.5%, 4/1/29	152
	679	Fannie Mae, 6.5%, 5/1/31	754
	178	Fannie Mae, 6.5%, 6/1/31	197
	525	Fannie Mae, 6.5%, 2/1/32	606
	1,970	Fannie Mae, 6.5%, 3/1/32	2,185
	1,350	Fannie Mae, 6.5%, 8/1/32	1,558
	11,658	Fannie Mae, 6.5%, 10/1/32	12,931
	574	Fannie Mae, 7.0%, 5/1/28	648
	253	Fannie Mae, 7.0%, 2/1/29	292
	305	Fannie Mae, 7.0%, 7/1/31	310
	458	Fannie Mae, 7.5%, 1/1/28	492
	10,229,093	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	10,436,634
	1,404,542	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	1,433,094
	1,799,240	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	1,855,655
	1,765,298	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	1,833,906
	8,678,596	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	9,042,902
	416,588	Federal Home Loan Mortgage Corp., 3.5%, 7/1/45	434,574
	13,658,475	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	14,187,942
	2,753,755	Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	2,836,812
	586,178	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	606,729
	5,384,298	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	5,681,760
	3,388,604	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	3,546,540
	2,045,128	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	2,140,425
	8,189,985	Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	8,581,718
	254,589	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	263,317
	514,155	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	536,718
	3,788,118	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	3,964,644
	5,037,036	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	5,271,665
	83,001	Federal Home Loan Mortgage Corp., 4.0%, 10/1/46	85,847
	2,676,670	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	2,805,321
	4,168,572	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	4,368,930
	8,062,952	Federal Home Loan Mortgage Corp., 4.0%, 8/1/48	8,375,708
	228,233	Federal Home Loan Mortgage Corp., 4.5%, 10/1/35	245,083
	904,112	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	971,691
	513,911	Federal Home Loan Mortgage Corp., 4.5%, 11/1/40	552,323
	90,180	Federal Home Loan Mortgage Corp., 4.5%, 9/1/41	96,912
	36,333	Federal Home Loan Mortgage Corp., 4.5%, 9/1/43	38,335
	320,091	Federal Home Loan Mortgage Corp., 4.5%, 10/1/43	343,095
	1,089,020	Federal Home Loan Mortgage Corp., 4.5%, 11/1/43	1,161,423
	19,015	Federal Home Loan Mortgage Corp., 4.5%, 3/1/44	20,226
	57,118	Federal Home Loan Mortgage Corp., 4.5%, 5/1/44	60,815
	7,306,788	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	7,700,669
	62,563	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	64,120
	70,107	Federal Home Loan Mortgage Corp., 5.0%, 4/1/23	72,240
	18,895	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	20,566
	24,576	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	26,903
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	122,839	Federal Home Loan Mortgage Corp., 5.0%, 12/1/34	$134,101
	90,764	Federal Home Loan Mortgage Corp., 5.0%, 7/1/35	99,241
	184,771	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	200,719
	260,677	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	283,177
	3,895,998	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	4,235,804
	1,786,854	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	1,985,978
	57,763	Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	63,422
	2,686	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	2,942
	13,592	Federal Home Loan Mortgage Corp., 6.0%, 3/1/33	14,889
	38,798	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	44,009
	59,608	Federal Home Loan Mortgage Corp., 6.0%, 8/1/34	65,783
	55,333	Federal Home Loan Mortgage Corp., 6.0%, 6/1/35	60,606
	43,022	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	47,581
	3,572	Federal Home Loan Mortgage Corp., 6.0%, 10/1/37	4,039
	85,637	Federal Home Loan Mortgage Corp., 6.0%, 12/1/37	97,185
	2,021	Federal Home Loan Mortgage Corp., 6.5%, 9/1/32	2,243
	5,687,339	Government National Mortgage Association I, 3.5%, 7/15/42	5,925,075
	1,653,841	Government National Mortgage Association I, 3.5%, 10/15/42	1,720,377
	4,343,405	Government National Mortgage Association I, 3.5%, 9/15/44	4,489,967
	201,921	Government National Mortgage Association I, 3.5%, 10/15/44	208,735
	7,144,943	Government National Mortgage Association I, 3.5%, 10/15/44	7,421,781
	3,132,310	Government National Mortgage Association I, 3.5%, 8/15/46	3,238,006
	6,072	Government National Mortgage Association I, 4.0%, 3/15/39	6,452
	8,004	Government National Mortgage Association I, 4.0%, 4/15/39	8,507
	9,605	Government National Mortgage Association I, 4.0%, 4/15/39	10,205
	13,132	Government National Mortgage Association I, 4.0%, 7/15/39	13,948
	10,613	Government National Mortgage Association I, 4.0%, 1/15/40	11,275
	155,209	Government National Mortgage Association I, 4.0%, 4/15/40	164,903
	339,158	Government National Mortgage Association I, 4.0%, 7/15/40	360,518
	115,956	Government National Mortgage Association I, 4.0%, 8/15/40	122,019
	217,041	Government National Mortgage Association I, 4.0%, 8/15/40	228,692
	52,085	Government National Mortgage Association I, 4.0%, 9/15/40	55,336
	9,740	Government National Mortgage Association I, 4.0%, 10/15/40	10,250
	18,602	Government National Mortgage Association I, 4.0%, 10/15/40	19,756
	59,269	Government National Mortgage Association I, 4.0%, 10/15/40	62,958
	8,843	Government National Mortgage Association I, 4.0%, 11/15/40	9,385
	49,355	Government National Mortgage Association I, 4.0%, 11/15/40	52,369
	185,158	Government National Mortgage Association I, 4.0%, 11/15/40	196,761
	289,281	Government National Mortgage Association I, 4.0%, 11/15/40	307,238
	7,823	Government National Mortgage Association I, 4.0%, 12/15/40	8,312
	7,853	Government National Mortgage Association I, 4.0%, 12/15/40	8,341
	102,641	Government National Mortgage Association I, 4.0%, 12/15/40	107,059
	677,419	Government National Mortgage Association I, 4.0%, 12/15/40	719,767
	5,641	Government National Mortgage Association I, 4.0%, 1/15/41	5,992
	39,727	Government National Mortgage Association I, 4.0%, 1/15/41	42,202
	45,969	Government National Mortgage Association I, 4.0%, 1/15/41	48,724
	15,046	Government National Mortgage Association I, 4.0%, 2/15/41	15,979
	732,579	Government National Mortgage Association I, 4.0%, 2/15/41	778,055
	52,457	Government National Mortgage Association I, 4.0%, 3/15/41	55,713
	12,121	Government National Mortgage Association I, 4.0%, 4/15/41	12,880
	5,183	Government National Mortgage Association I, 4.0%, 5/15/41	5,406
	73,210	Government National Mortgage Association I, 4.0%, 5/15/41	77,766
	155,936	Government National Mortgage Association I, 4.0%, 5/15/41	162,648
	4,760	Government National Mortgage Association I, 4.0%, 6/15/41	5,054
	4,961	Government National Mortgage Association I, 4.0%, 6/15/41	5,193
	1,681,345	Government National Mortgage Association I, 4.0%, 6/15/41	1,768,659
	9,787	Government National Mortgage Association I, 4.0%, 7/15/41	10,385
	13,577	Government National Mortgage Association I, 4.0%, 7/15/41	14,419
	41,409	Government National Mortgage Association I, 4.0%, 7/15/41	43,970
	92,280	Government National Mortgage Association I, 4.0%, 7/15/41	98,001
	149,363	Government National Mortgage Association I, 4.0%, 7/15/41	158,608
	176,038	Government National Mortgage Association I, 4.0%, 7/15/41	186,953
	3,323	Government National Mortgage Association I, 4.0%, 8/15/41	3,466
	9,534	Government National Mortgage Association I, 4.0%, 8/15/41	9,944
	12,300	Government National Mortgage Association I, 4.0%, 8/15/41	13,061
	83,104	Government National Mortgage Association I, 4.0%, 8/15/41	88,236
	3,565	Government National Mortgage Association I, 4.0%, 9/15/41	3,719
	6,454	Government National Mortgage Association I, 4.0%, 9/15/41	6,855
	7,988	Government National Mortgage Association I, 4.0%, 9/15/41	8,426
	9,887	Government National Mortgage Association I, 4.0%, 9/15/41	10,501
	32,974	Government National Mortgage Association I, 4.0%, 9/15/41	35,048
	39,477	Government National Mortgage Association I, 4.0%, 9/15/41	41,305
	272,604	Government National Mortgage Association I, 4.0%, 9/15/41	289,696
	597,730	Government National Mortgage Association I, 4.0%, 9/15/41	635,080
	5,236	Government National Mortgage Association I, 4.0%, 10/15/41	5,559
	6,384	Government National Mortgage Association I, 4.0%, 10/15/41	6,659
	8,460	Government National Mortgage Association I, 4.0%, 10/15/41	8,871
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	12,397	Government National Mortgage Association I, 4.0%, 10/15/41	$13,166
	48,076	Government National Mortgage Association I, 4.0%, 10/15/41	51,030
	7,488	Government National Mortgage Association I, 4.0%, 11/15/41	7,950
	14,273	Government National Mortgage Association I, 4.0%, 11/15/41	15,105
	25,728	Government National Mortgage Association I, 4.0%, 11/15/41	27,320
	95,070	Government National Mortgage Association I, 4.0%, 11/15/41	99,162
	9,638	Government National Mortgage Association I, 4.0%, 12/15/41	10,233
	12,299	Government National Mortgage Association I, 4.0%, 12/15/41	12,863
	13,560	Government National Mortgage Association I, 4.0%, 12/15/41	14,144
	17,929	Government National Mortgage Association I, 4.0%, 1/15/42	18,701
	988,993	Government National Mortgage Association I, 4.0%, 1/15/42	1,050,533
	5,806	Government National Mortgage Association I, 4.0%, 2/15/42	6,105
	8,384	Government National Mortgage Association I, 4.0%, 2/15/42	8,904
	12,562	Government National Mortgage Association I, 4.0%, 2/15/42	13,340
	70,111	Government National Mortgage Association I, 4.0%, 2/15/42	74,420
	119,872	Government National Mortgage Association I, 4.0%, 2/15/42	127,242
	1,246,511	Government National Mortgage Association I, 4.0%, 5/15/42	1,305,380
	84,093	Government National Mortgage Association I, 4.0%, 6/15/42	89,314
	115,130	Government National Mortgage Association I, 4.0%, 6/15/42	122,351
	142,595	Government National Mortgage Association I, 4.0%, 6/15/42	151,057
	13,946	Government National Mortgage Association I, 4.0%, 10/15/42	14,818
	4,779	Government National Mortgage Association I, 4.0%, 11/15/42	4,985
	8,882	Government National Mortgage Association I, 4.0%, 4/15/43	9,341
	1,151,751	Government National Mortgage Association I, 4.0%, 4/15/43	1,212,012
	5,845	Government National Mortgage Association I, 4.0%, 5/15/43	6,207
	38,581	Government National Mortgage Association I, 4.0%, 5/15/43	40,884
	128,054	Government National Mortgage Association I, 4.0%, 5/15/43	133,566
	67,810	Government National Mortgage Association I, 4.0%, 6/15/43	70,729
	83,579	Government National Mortgage Association I, 4.0%, 7/15/43	87,542
	106,690	Government National Mortgage Association I, 4.0%, 8/15/43	113,324
	506,354	Government National Mortgage Association I, 4.0%, 8/15/43	537,898
	12,434	Government National Mortgage Association I, 4.0%, 9/15/43	13,208
	104,049	Government National Mortgage Association I, 4.0%, 9/15/43	109,375
	5,554	Government National Mortgage Association I, 4.0%, 10/15/43	5,815
	13,138	Government National Mortgage Association I, 4.0%, 11/15/43	13,941
	142,104	Government National Mortgage Association I, 4.0%, 2/15/44	150,016
	76,362	Government National Mortgage Association I, 4.0%, 3/15/44	81,118
	98,905	Government National Mortgage Association I, 4.0%, 3/15/44	104,080
	144,145	Government National Mortgage Association I, 4.0%, 3/15/44	150,349
	168,377	Government National Mortgage Association I, 4.0%, 3/15/44	178,834
	470,187	Government National Mortgage Association I, 4.0%, 3/15/44	494,233
	1,754,317	Government National Mortgage Association I, 4.0%, 3/15/44	1,863,267
	3,966,083	Government National Mortgage Association I, 4.0%, 3/15/44	4,213,202
	10,087	Government National Mortgage Association I, 4.0%, 4/15/44	10,713
	110,313	Government National Mortgage Association I, 4.0%, 4/15/44	116,110
	567,798	Government National Mortgage Association I, 4.0%, 4/15/44	603,188
	1,266,340	Government National Mortgage Association I, 4.0%, 4/15/44	1,344,980
	159,362	Government National Mortgage Association I, 4.0%, 5/15/44	168,857
	87,366	Government National Mortgage Association I, 4.0%, 8/15/44	91,296
	184,466	Government National Mortgage Association I, 4.0%, 8/15/44	195,845
	318,862	Government National Mortgage Association I, 4.0%, 8/15/44	333,553
	917,016	Government National Mortgage Association I, 4.0%, 8/15/44	959,264
	1,481,604	Government National Mortgage Association I, 4.0%, 8/15/44	1,573,956
	7,673	Government National Mortgage Association I, 4.0%, 9/15/44	8,149
	118,274	Government National Mortgage Association I, 4.0%, 9/15/44	124,497
	118,638	Government National Mortgage Association I, 4.0%, 9/15/44	123,744
	162,336	Government National Mortgage Association I, 4.0%, 9/15/44	172,402
	166,519	Government National Mortgage Association I, 4.0%, 9/15/44	174,155
	306,711	Government National Mortgage Association I, 4.0%, 9/15/44	325,818
	404,001	Government National Mortgage Association I, 4.0%, 9/15/44	428,976
	410,317	Government National Mortgage Association I, 4.0%, 9/15/44	429,780
	618,512	Government National Mortgage Association I, 4.0%, 9/15/44	650,843
	913,092	Government National Mortgage Association I, 4.0%, 9/15/44	969,910
	1,431,355	Government National Mortgage Association I, 4.0%, 9/15/44	1,520,253
	1,460,793	Government National Mortgage Association I, 4.0%, 9/15/44	1,537,431
	3,180,881	Government National Mortgage Association I, 4.0%, 9/15/44	3,379,269
	3,647,953	Government National Mortgage Association I, 4.0%, 9/15/44	3,875,259
	57,391	Government National Mortgage Association I, 4.0%, 10/15/44	60,965
	141,260	Government National Mortgage Association I, 4.0%, 10/15/44	148,688
	484,747	Government National Mortgage Association I, 4.0%, 10/15/44	507,241
	18,299	Government National Mortgage Association I, 4.0%, 11/15/44	19,435
	34,297	Government National Mortgage Association I, 4.0%, 11/15/44	35,774
	38,886	Government National Mortgage Association I, 4.0%, 11/15/44	41,311
	200,432	Government National Mortgage Association I, 4.0%, 11/15/44	209,245
	6,144	Government National Mortgage Association I, 4.0%, 12/15/44	6,408
	54,569	Government National Mortgage Association I, 4.0%, 12/15/44	57,441
	118,248	Government National Mortgage Association I, 4.0%, 12/15/44	125,625
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	271,722	Government National Mortgage Association I, 4.0%, 12/15/44	$288,143
	310,045	Government National Mortgage Association I, 4.0%, 12/15/44	323,390
	483,182	Government National Mortgage Association I, 4.0%, 12/15/44	513,298
	63,677	Government National Mortgage Association I, 4.0%, 1/15/45	66,417
	862,415	Government National Mortgage Association I, 4.0%, 1/15/45	903,004
	1,072,381	Government National Mortgage Association I, 4.0%, 1/15/45	1,139,112
	1,449,675	Government National Mortgage Association I, 4.0%, 1/15/45	1,539,527
	113,494	Government National Mortgage Association I, 4.0%, 2/15/45	118,379
	136,715	Government National Mortgage Association I, 4.0%, 2/15/45	142,963
	139,490	Government National Mortgage Association I, 4.0%, 2/15/45	145,494
	189,617	Government National Mortgage Association I, 4.0%, 2/15/45	197,778
	292,218	Government National Mortgage Association I, 4.0%, 2/15/45	304,796
	854,799	Government National Mortgage Association I, 4.0%, 2/15/45	894,067
	525,630	Government National Mortgage Association I, 4.0%, 3/15/45	548,254
	178,432	Government National Mortgage Association I, 4.0%, 4/15/45	186,112
	133,963	Government National Mortgage Association I, 4.0%, 5/15/45	140,240
	37,887	Government National Mortgage Association I, 4.0%, 7/15/45	40,248
	181,144	Government National Mortgage Association I, 4.0%, 9/15/45	192,418
	134,247	Government National Mortgage Association I, 4.5%, 9/15/33	144,181
	114,019	Government National Mortgage Association I, 4.5%, 10/15/33	121,772
	75,587	Government National Mortgage Association I, 4.5%, 4/15/35	80,604
	83,476	Government National Mortgage Association I, 4.5%, 4/15/35	88,015
	1,120,886	Government National Mortgage Association I, 4.5%, 3/15/38	1,192,899
	445,158	Government National Mortgage Association I, 4.5%, 1/15/40	479,956
	745,636	Government National Mortgage Association I, 4.5%, 6/15/40	803,706
	262,353	Government National Mortgage Association I, 4.5%, 9/15/40	282,780
	1,181,769	Government National Mortgage Association I, 4.5%, 11/15/40	1,272,654
	486,702	Government National Mortgage Association I, 4.5%, 6/15/41	524,451
	1,179,155	Government National Mortgage Association I, 4.5%, 6/15/41	1,270,377
	362,803	Government National Mortgage Association I, 4.5%, 7/15/41	390,846
	2,150,076	Government National Mortgage Association I, 4.5%, 8/15/41	2,316,240
	24,289	Government National Mortgage Association I, 5.0%, 6/15/21	24,531
	351,167	Government National Mortgage Association I, 5.0%, 9/15/33	381,050
	342,476	Government National Mortgage Association I, 5.125%, 10/15/38	364,698
	557	Government National Mortgage Association I, 5.5%, 9/15/19	557
	560	Government National Mortgage Association I, 5.5%, 10/15/19	560
	4,203	Government National Mortgage Association I, 5.5%, 10/15/19	4,202
	58,118	Government National Mortgage Association I, 5.5%, 7/15/33	65,523
	115,860	Government National Mortgage Association I, 5.5%, 1/15/34	130,708
	91,606	Government National Mortgage Association I, 5.5%, 4/15/34	102,935
	162,105	Government National Mortgage Association I, 5.5%, 7/15/34	182,886
	109,545	Government National Mortgage Association I, 5.5%, 10/15/34	119,745
	88,030	Government National Mortgage Association I, 5.5%, 1/15/35	99,105
	89,303	Government National Mortgage Association I, 5.5%, 2/15/35	95,113
	257,349	Government National Mortgage Association I, 5.5%, 2/15/35	289,181
	73,661	Government National Mortgage Association I, 5.5%, 6/15/35	82,819
	28,665	Government National Mortgage Association I, 5.5%, 12/15/35	30,531
	8	Government National Mortgage Association I, 5.5%, 2/15/37	9
	19,851	Government National Mortgage Association I, 5.5%, 3/15/37	21,186
	144,576	Government National Mortgage Association I, 5.5%, 3/15/37	153,951
	66,722	Government National Mortgage Association I, 5.75%, 10/15/38	72,549
	142,105	Government National Mortgage Association I, 5.75%, 10/15/38	153,477
	93,242	Government National Mortgage Association I, 6.0%, 8/15/32	105,146
	10,916	Government National Mortgage Association I, 6.0%, 1/15/33	11,941
	69,107	Government National Mortgage Association I, 6.0%, 1/15/33	78,838
	47,698	Government National Mortgage Association I, 6.0%, 2/15/33	54,403
	81,487	Government National Mortgage Association I, 6.0%, 2/15/33	92,988
	3,847	Government National Mortgage Association I, 6.0%, 3/15/33	4,217
	26,784	Government National Mortgage Association I, 6.0%, 3/15/33	30,557
	53,699	Government National Mortgage Association I, 6.0%, 3/15/33	61,075
	20,128	Government National Mortgage Association I, 6.0%, 5/15/33	22,017
	100,723	Government National Mortgage Association I, 6.0%, 5/15/33	112,294
	209,387	Government National Mortgage Association I, 6.0%, 5/15/33	231,418
	49,268	Government National Mortgage Association I, 6.0%, 6/15/33	54,705
	144,335	Government National Mortgage Association I, 6.0%, 6/15/33	164,689
	62,285	Government National Mortgage Association I, 6.0%, 7/15/33	69,531
	101,691	Government National Mortgage Association I, 6.0%, 7/15/33	115,311
	36,676	Government National Mortgage Association I, 6.0%, 9/15/33	40,858
	73,274	Government National Mortgage Association I, 6.0%, 9/15/33	80,187
	28,055	Government National Mortgage Association I, 6.0%, 10/15/33	30,688
	142,230	Government National Mortgage Association I, 6.0%, 11/15/33	156,192
	37,053	Government National Mortgage Association I, 6.0%, 1/15/34	42,254
	209,787	Government National Mortgage Association I, 6.0%, 10/15/37	239,414
	291,645	Government National Mortgage Association I, 6.0%, 7/15/38	333,524
	7,800	Government National Mortgage Association I, 6.5%, 1/15/29	8,569
	1,016	Government National Mortgage Association I, 6.5%, 5/15/29	1,154
	1,215	Government National Mortgage Association I, 6.5%, 10/15/31	1,335
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	1,876	Government National Mortgage Association I, 6.5%, 10/15/31	$2,061
	258	Government National Mortgage Association I, 6.5%, 12/15/31	295
	2,084	Government National Mortgage Association I, 6.5%, 2/15/32	2,423
	1,136	Government National Mortgage Association I, 6.5%, 3/15/32	1,322
	3,299	Government National Mortgage Association I, 6.5%, 5/15/32	3,625
	2,792	Government National Mortgage Association I, 6.5%, 6/15/32	3,067
	3,032	Government National Mortgage Association I, 6.5%, 6/15/32	3,331
	4,260	Government National Mortgage Association I, 6.5%, 7/15/32	4,680
	4,962	Government National Mortgage Association I, 6.5%, 7/15/32	5,582
	2,211	Government National Mortgage Association I, 6.5%, 8/15/32	2,462
	2,557	Government National Mortgage Association I, 6.5%, 8/15/32	2,817
	14,769	Government National Mortgage Association I, 6.5%, 8/15/32	16,369
	33,722	Government National Mortgage Association I, 6.5%, 9/15/32	37,047
	60,145	Government National Mortgage Association I, 6.5%, 9/15/32	66,075
	11,671	Government National Mortgage Association I, 6.5%, 10/15/32	12,821
	33,191	Government National Mortgage Association I, 6.5%, 11/15/32	38,824
	20,958	Government National Mortgage Association I, 6.5%, 7/15/35	23,412
	151	Government National Mortgage Association I, 7.0%, 5/15/29	165
	430	Government National Mortgage Association I, 7.0%, 5/15/29	482
	4,776	Government National Mortgage Association I, 7.0%, 8/15/29	4,804
	207	Government National Mortgage Association I, 7.0%, 5/15/31	207
	1,116,093	Government National Mortgage Association II, 3.5%, 3/20/45	1,153,396
	1,075,199	Government National Mortgage Association II, 3.5%, 4/20/45	1,112,650
	1,645,869	Government National Mortgage Association II, 3.5%, 4/20/45	1,699,915
	2,049,309	Government National Mortgage Association II, 3.5%, 4/20/45	2,119,929
	2,425,654	Government National Mortgage Association II, 3.5%, 3/20/46	2,513,700
	8,105,229	Government National Mortgage Association II, 4.0%, 10/20/46	8,503,711
	2,167,262	Government National Mortgage Association II, 4.0%, 2/20/48	2,285,163
	2,199,339	Government National Mortgage Association II, 4.0%, 4/20/48	2,319,478
	404,325	Government National Mortgage Association II, 4.5%, 12/20/34	425,204
	301,372	Government National Mortgage Association II, 4.5%, 1/20/35	316,105
	268,156	Government National Mortgage Association II, 4.5%, 3/20/35	281,787
	2,794,181	Government National Mortgage Association II, 4.5%, 9/20/41	2,981,173
	5,749,417	Government National Mortgage Association II, 4.5%, 9/20/44	6,003,620
	1,876,791	Government National Mortgage Association II, 4.5%, 10/20/44	1,991,019
	3,887,526	Government National Mortgage Association II, 4.5%, 11/20/44	4,123,571
	82,539	Government National Mortgage Association II, 5.5%, 3/20/34	90,336
	4,380	Government National Mortgage Association II, 5.5%, 10/20/37	4,660
	33,506	Government National Mortgage Association II, 6.0%, 5/20/32	38,440
	118,908	Government National Mortgage Association II, 6.0%, 10/20/33	136,305
	164	Government National Mortgage Association II, 6.5%, 1/20/28	184
	2,901	Government National Mortgage Association II, 7.0%, 1/20/29	3,332
	40,000,000(h)	U.S. Treasury Bills, 7/23/19	39,949,518
	7,189,000	U.S. Treasury Bonds, 3.0%, 2/15/49	7,895,544
	50,082,442	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	49,540,065
	25,222,098	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	25,697,275
	57,667,930	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	60,419,169
	42,467,574	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	44,673,529
	47,948,990	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	50,715,387
	11,793,000	U.S. Treasury Notes, 2.625%, 2/15/29	12,436,087
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $829,282,536)	$848,601,682
	Shares		Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Household Products - 0.0%
	890^(a)(o)	LTR Intermediate Holdings, Inc.	$–
		Total Household Products	$–
		Oil, Gas & Consumable Fuels - 0.0%†
	365(a)(p)	Contura Energy, Inc.	$7,482
		Total Oil, Gas & Consumable Fuels	$7,482
		TOTAL RIGHTS/WARRANTS
		(Cost $234,627)	$7,482

Number of Contracts	Description	Counterparty		Notional	Strike Price	Expiration Date	Value
OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
209,523^(q)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	–(s)	10/23/22	$–
209,523^(r)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	–	–(s)	10/23/22	–
$–
TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $–)						$–

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.0%†
51,000,000	Put EUR Call USD	Bank of America NA	EUR	764,330	EUR	1.15	9/23/19	$ 787,790
19,935,000	Put EUR Call USD	Bank of America NA	EUR	274,366	EUR	1.13	1/9/20	197,901
60,365,000	Put EUR Call USD	Bank of America NA	EUR	640,848	EUR	1.10	4/29/20	381,312
								$1,367,003
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $1,679,544)							$1,367,003
	TOTAL OPTIONS PURCHASED
	(Premiums paid $1,679,544)							$1,367,003

Principal Amount USD ($)								Value
	TEMPORARY CASH INVESTMENTS - 0.8% of Net Assets
	REPURCHASE AGREEMENTS - 0.8%
11,980,000	$11,980,000 RBC Capital Markets LLC, 2.48%, dated 6/28/19 plus accrued interest on 7/1/19 collateralized by the following: $6,103,416 Freddie Mac Giant, 3.5% - 4.5%, 4/1/47 - 12/1/48 $1,151,670 Federal National Mortgage Association, 3.5% - 4.35%, 9/1/35 - 9/1/47 $4,967,039 Government National Mortgage Association, 4.0% - 4.5%, 10/20/44 - 4/20/49							$11,980,000
13,510,000	$13,510,000 ScotiaBank, 2.45%, dated 6/28/19 plus accrued interest on 7/1/19 collateralized by the following: $13,768,629 Freddie Mac Giant, 4.5%, 11/1/48 $14,384 Federal National Mortgage Association, 3.5%, 5/1/49							13,510,000
6,310,000	$6,310,000 TD Securities USA LLC, 2.51%, dated 6/28/19 plus accrued interest on 7/1/19 collateralized by $6,436,203 U.S. Treasury Notes, 2.625%, 6/15/21							6,310,000
7,220,000	$7,220,000 TD Securities USA LLC, 2.49%, dated 6/28/19 plus accrued interest on 7/1/19 collateralized by $7,364,426 U.S. Treasury Notes, 2.625%, 6/15/21							7,220,000
								$39,020,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $39,020,000)							$39,020,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $4,503,989,661)							$4,602,205,294
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(51,000,000)	Call EUR Put USD	Bank of America NA	EUR	764,330	EUR	1.27	9/23/19	$(1,873)
(19,935,000)	Put USD Call EUR	Bank of America NA	EUR	274,366	EUR	1.25	1/9/20	(35,696)
(60,365,000)	Put USD Call EUR	Bank of America NA	EUR	640,848	EUR	1.21	4/29/20	(619,513)
								$(657,082)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(1,679,544))							$(657,082)
	OTHER ASSETS AND LIABILITIES - 0.4%							$19,754,004
	NET ASSETS - 100.0%							$4,621,302,216

bps	Basis Points.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily SB Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2019, the value of these securities amounted to $2,155,180,030, or 46.6% of net assets.

(TBA)	"To Be Announced" Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2019.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at June 30, 2019.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2019.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is in default.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Securities are restricted as to resale.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Consists of Revenue Bonds unless otherwise indicated.
(m)	Represents a General Obligation Bond.
(n)	This term loan will settle after June 30, 2019, at which time the interest rate will be determined.
(o)	LTR Intermediate Holdings, Inc. warrants are exercisable into 890 shares.
(p)	Contura Energy, Inc. warrants are exercisable into 365 shares.
(q)	Option does not become effective until underlying company's outstanding common shares reach a market capitalization of MXN 12.5 billion.
(r)	Option does not become effective until underlying company's outstanding common shares reach a market capitalization of MXN 15.5 billion.
(s)	Strike price is 1 Mexican Peso (MXN).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	32,842,861	USD	(36,888,674)	Bank of America NA	7/26/19	$550,266
NOK	45,122,504	EUR	(4,613,245)	Bank of America NA	7/29/19	36,101
COP	72,144,965,000	USD	(21,552,731)	Citibank NA	7/24/19	871,253
NOK	499,077,451	USD	(58,933,311)	Citibank NA	8/28/19	(306,071)
INR	1,595,749,000	USD	(22,712,055)	Goldman Sachs International	7/24/19	368,312
AUD	63,250,000	USD	(44,115,382)	JPMorgan Chase Bank NA	8/28/19	362,410
SEK	561,586,542	EUR	(52,476,158)	JPMorgan Chase Bank NA	7/29/19	801,838
SEK	546,744,821	USD	(59,044,963)	JPMorgan Chase Bank NA	7/26/19	(24,459)
USD	39,163,467	EUR	(35,000,000)	State Street Bank & Trust Co.	7/26/19	(734,485)
USD	15,092,137	MXN	(290,698,707)	State Street Bank & Trust Co.	7/26/19	1,376
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,926,541

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
75	U.S. 2 Year Note (CBT)	9/30/19	$16,037,118	$16,138,477	$101,359
420	U.S. Ultra Bond (CBT)	9/19/19	72,840,476	74,576,250	1,735,774
			$88,877,594	$90,714,727	$1,837,133

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
2,934	Euro-Bobl	9/6/19	$446,653,463	$448,722,848	$(2,069,385)
338	Euro-Bund	9/6/19	65,724,087	66,420,048	(695,961)
1,773	U.S. 10 Year Ultra	9/19/19	240,858,922	244,895,625	(4,036,703)
122	U.S. Long Bond (CBT)	9/19/19	18,586,508	18,982,438	(395,930)
			$771,822,980	$779,020,959	$(7,197,979)
TOTAL FUTURES CONTRACTS			$(682,945,386)	$(688,306,232)	$(5,360,846)

SWAP CONTRACTS

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
10,480,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling, Inc.	Receive	1.00%	12/20/19	$(382,004)	$427,762	$45,758
2,795,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drilling, Inc.	Receive	1.00%	12/20/19	(104,710)	116,914	12,204
5,257,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(17,357)	135,223	117,866
3,768,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(10,668)	95,150	84,482
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(514,739)	$775,049	$260,310
TOTAL SWAP CONTRACTS						$(514,739)	$775,049	$260,310

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2		Level 3		Total
Common Stocks
Oil, Gas & Consumable Fuels	$393,680	$23,500		$1,434,822		$1,852,002
Paper & Forest Products	–	9,770		–		9,770
Specialty Retail	–	–		232,020		232,020
All Other Common Stock	4,405	–		–		4,405
Convertible Preferred Stocks	55,122,639	–		–		55,122,639
Preferred Stock	–	3,713,125		–		3,713,125
Asset Backed Securities	–	526,042,321		–		526,042,321
Collateralized Mortgage Obligations	–	1,170,760,430		–		1,170,760,430
Convertible Corporate Bonds	–	17,550,475		–		17,550,475
Corporate Bonds	–	1,368,678,856		–		1,368,678,856
Foreign Government Bonds	–	168,784,371		–		168,784,371
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - U.S.	–	26,558,720		1,654,455		28,213,175
Collateralized Reinsurance
Multiperil - U.S.	–	–		2,729,136		2,729,136
Multiperil - U.S. Regional	–	–		3,256,750		3,256,750
Multiperil - Worldwide	–	–		6,032,405		6,032,405
Windstorm - Florida	–	–		3,263,802		3,263,802
Windstorm - North Carolina	–	–		978,000		978,000
Windstorm - U.S. Regional	–	–		2,083,179		2,083,179
Industry Loss Warranties
Multiperil - U.S.	–	–		233,096		233,096
Reinsurance Sidecars
Multiperil - U.S.	–	–		14,088,328		14,088,328
Multiperil - Worldwide	–	–		88,532,034		88,532,034
All Other Insurance-Linked Securities	–	37,794,462		–		37,794,462
Municipal Bonds	–	16,495,195		–		16,495,195
Senior Secured Floating Rate Loan Interests	–	185,798,805		–		185,798,805
Supranational Bond	–	10,960,345		–		10,960,345
U.S. Government and Agency Obligations	–	848,601,682		–		848,601,682
Rights/Warrants
Household Products	–	–		–	*	– *
Oil, Gas & Consumable Fuels	–	7,482		–		7,482
Over The Counter (OTC) Call Options Purchased	–	–	*	–		– *
Over The Counter (OTC) Currency Put Options Purchased	–	1,367,003		–		1,367,003
Repurchase Agreements	–	39,020,000		–		39,020,000
Total Investments in Securities	$55,520,724	$4,422,166,542		$124,518,028		$4,602,205,294
Other Financial Instruments
Over The Counter (OTC) Currency Call Options Written	$–	$(657,082)		$–		$(657,082)
Net unrealized appreciation on forward foreign currency contracts	–	1,926,541		–		1,926,541
Net unrealized depreciation on futures contracts	(5,360,846)	–		–		(5,360,846)
Swap contracts, at value	–	260,310		–		260,310
Total Other Financial Instruments	$(5,360,846)	$1,529,769		$–		$(3,831,077)
*   Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Corporate Bonds	Insurance-Linked Securities	Rights/Warrants		Total
Balance as of 9/30/18	$232,020	$7,340,214	$143,198,973 (a)	$–		$150,771,207
Realized gain (loss)	–	–	(1,060,871)	–		(1,060,871)
Change in unrealized appreciation (depreciation)	(580,606)	–	(9,387,330)	--		(9,967,936)
Accrued discounts/premiums	–	–	(39,147)	–		(39,147)
Purchases	–	–	76,664,544	–		76,664,544
Sales	(41,150)	–	(84,771,414)	–		(84,812,564)
Transfers in to Level 3**	2,056,578	–	--	–	*	2,056,578
Transfers out of Level 3**	–	(7,340,214)	(1,753,569)	–		(9,093,783)
Balance as of 6/30/19	$1,666,842	$–	$122,851,186	$–	*	$124,518,028

(a)	Securities were classified as Corporate Bonds on September 30, 2018 financial statements.
*	Securities valued at $0.
**
Transfers are calculated on the beginning of period values. During the nine months ended June 30, 2019 an investment having a value of $9,093,783 was transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. A security valued at $2,056,578 transferred from Level 2 to Level 3 due to the use of significant unobservable inputs. A security valued at $14,655 transferred from Level 1 to Level 2 due to the use of significant observable inputs. There were no other transfers between Level 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2019: $(9,315,506).